UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM

Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group Global Equity FundSM

Capital Group International Equity FundSM

Capital Group U.S. Equity FundSM

Annual report for the year ended October 31, 2018

In-depth research
and a global
investment
perspective can
lead to strong
long-term outcomes.

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from the funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the fund’s website (capitalgrouppcsfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted.

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform the funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with the fund’s transfer agent or through your financial intermediary.

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving your investment.

Capital Group Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Capital Group California Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund seeks to provide you with current income while preserving your investment.

Capital Group Global Equity Fund seeks to provide prudent growth of capital and conservation of principal.

Capital Group International Equity Fund seeks to provide prudent growth of capital and conservation of principal.

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2019 (unaudited):

	Cumulative total returns	Average annual total returns		Gross	Net
	1 year	5 years	Lifetime*	expense ratios	expense ratios

Capital Group Core Municipal Fund	–0.03%	1.70%	2.29%	0.27%	0.27%
Capital Group Short-Term Municipal Fund	0.16	0.93	1.29	0.32	0.30
Capital Group California Core Municipal Fund	0.20	2.05	2.43	0.27	0.27
Capital Group California Short-Term Municipal Fund	–0.05	0.83	1.11	0.31	0.30
Capital Group Core Bond Fund	–0.85	1.24	2.02	0.28	0.28
Capital Group Global Equity Fund	11.43	9.22	8.90	0.67	0.65
Capital Group International Equity Fund	4.12	5.13	5.38	0.67	0.65
Capital Group U.S. Equity Fund	14.07	11.87	11.11	0.45	0.43

*	Since 4/13/10, except since 4/1/11 for Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund.

When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for the funds. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least January 1, 2020, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

14	Capital Group Core Municipal Fund

32	Capital Group Short-Term Municipal Fund

42	Capital Group California Core Municipal Fund

54	Capital Group California Short-Term Municipal Fund

61	Capital Group Core Bond Fund

70	Capital Group Global Equity Fund

74	Capital Group International Equity Fund

77	Capital Group U.S. Equity Fund

80	Financial statements

109	Board of trustees and other officers

Dear fellow investors:

Global equities inched narrowly higher in the 12 months ended October 31, 2018, as a rally throughout much of the period was counterbalanced by intermittent bouts of selling, including a notable downdraft in the final month. In the U.S., equities gained ground as low unemployment, rising wages and vibrant consumer confidence were buoyed by tax cuts and increased federal spending. However, rising bond yields and concerns about the valuations of prominent technology stocks contributed to the late-period selloff.

Equity weakness was most pronounced overseas as hopes for a synchronized global expansion gave way to renewed jitters about growth in Europe and China. European stocks were hamstrung by currency trends, economic sluggishness and political flare-ups. China fell into a bear market amid softening economic growth and the specter of a prolonged showdown with the U.S. over international trade.

Fixed income markets were affected by rising interest rates, with the Federal Reserve tightening credit in response to robust economic conditions. Bond yields rose early in the year as signs of synchronized global growth emerged, and again toward the end of the period as the U.S. economy raced ahead. The Fed is expected to continue tightening, though at a gradual pace with rates remaining low by historical standards.

Fixed income commentary

The Capital Group Core Municipal, Short-Term Municipal and California Core Municipal funds outpaced their respective benchmarks. The Capital Group Core Bond and California Short-Term Municipal funds trailed their benchmarks.

Capital Group Core Municipal Fund and Capital Group Short-Term Municipal Fund

The Core Municipal Fund declined 0.32%, slightly exceeding its benchmark, which declined 0.46%. The fund invests in a range of high-quality revenue bonds, which are issued to finance public-related services such as roads, bridges, airports and schools. Roughly 19% of the fund’s assets were in housing-related securities, with 11% in health care.

The Short-Term Municipal Fund rose 0.05% compared to the 0.02% decline of its benchmark. Nearly 30% of the fund’s assets were in housing-related securities, with a further 8% in health care. Compared to its benchmark, the fund was slightly overweight tobacco, transportation and utilities.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund

The California Core Municipal Fund fell 0.27%, compared to a decline of 0.42% in its benchmark. The fund had overweight positions in education and health care securities. It was underweight transportation and utilities.

The California Short-Term Municipal Fund dropped 0.07%, compared to a decline of 0.03% in its benchmark. The fund had nearly one-quarter of its assets in tax-related holdings, including tax allocation securities, which are often issued to finance redevelopment projects. An additional 19% of assets were in general obligation bonds, and nearly 10% in health-related securities.

Capital Group Core Bond Fund

On a total return basis, the Core Bond Fund dropped 1.14%, compared to the decline of 1.02% in its benchmark. The fund had an underweight position in U.S. Treasuries and a slight underweight in investment-grade corporate bonds. It was overweight asset-backed securities, whose repayment streams are tied to mortgages, credit cards and auto loans.

Managers have emphasized caution and avoided taking undue credit or market risks. They have been drawn to high-quality securities and shorter durations to

Private Client Services Funds	1

help minimize the potential impact of adverse market shifts.

The fixed income market may undergo volatility in the coming year if the Federal Reserve continues to raise short-term interest rates in response to U.S. economic conditions. However, bonds remain a fundamental element of well-balanced portfolios regardless of market conditions. Bonds can generate income and offer diversification from equities, which are especially important at a time of uncertainty in the global economy.

Equity commentary

Over the past 12 months, the Capital Group Global Equity Fund advanced 0.25%, slightly behind the 1.15% gain in its benchmark, the MSCI World Index. The Capital Group International Equity Fund declined 6.09%, outpacing its benchmark, the MSCI EAFE Index, which fell 6.85%. The Capital Group U.S. Equity Fund rose 5.30%, shy of the 7.35% gain in the S&P 500 Index.

Capital Group Global Equity Fund

The fund was boosted partially by technology and Internet-related companies with vibrant earnings and global footprints. GoDaddy, an Internet domain registrar and web hosting company, reported positive earnings thanks to heavy demand for web design and management services. Financial exchange operator CME Group was helped by increased volatility in the financial markets as well as a secular expansion in the demand for data and analytical services.

Financial payments giant Visa reported strong results as the global surge in travel and consumer spending spurred credit and debit card activity. The growth in air travel also propelled Safran, a French aircraft engineering company, as carriers increased capacity during an aerospace upgrade cycle. Online juggernaut Amazon registered strong results in its traditional online retail business and its cloud computing division.

On the flip side, results were weighed down by declines at a variety of companies, some due to industry dynamics and others because of business-specific ailments. Two energy-related companies depressed results as capital spending by major oil companies remained subdued despite the rebound in oil prices. That affected equipment and services providers. Shares of Enbridge fell as the pipeline company endured a series of delays in a planned transmission expansion. Oilfield services giant Schlumberger was squeezed by the reluctance of large oil companies to step up infrastructure spending.

Incyte, a biopharmaceutical company specializing in oncology-related research, wrestled with poor results of a cancer therapy that halted clinical trials. Shares of Micro Focus International, a software and information technology company, were trampled by an earnings warning and the unexpected resignation of its chief executive. Cigarette maker British American Tobacco endured falling cigarette demand and concerns about increased regulation by the U.S. Food and Drug Administration.

Capital Group International Equity Fund

International stocks were knocked off stride by disappointing economic data as growth in the eurozone throttled back from its late-2017 pace. Stocks were also dragged down by renewed political turmoil across much of the continent, including economic powerhouse Germany, which revived fears of populist movements hobbling regulatory reforms and economic progress. There were some positive signs as the eurozone labor market tightened and wage growth picked up. But the near-term outlook was clouded by slack global demand, the chronic troubles of countries such as Italy, and the scuffle with the U.S. over trade.

Companies across a variety of industries contributed to results. Safran rode an aerospace upgrade cycle as carriers increased capacity in response to the global travel boom. Shares of AstraZeneca moved higher as the U.K.-based pharmaceutical company’s Imfinzi oncological compound gained regulatory approval in Japan. Satellite operator SES outlined plans to expand its network

2	Private Client Services Funds

business to complement its traditional broadcast operations.

MercadoLibre, an Argentinian company that operates e-commerce websites and electronic auctions, benefited from the steady expansion of Latin America’s e-commerce market to grow at a notably faster rate than its competitors. The fund was also positively impacted by a modest cash position, which can act as a counterbalance during a declining market.

On the downside, shares of Micro Focus International plummeted as the company lowered earnings guidance, triggering the unexpected resignation of its chief executive. British American Tobacco was affected by falling cigarette demand and increased regulations by the U.S. Food and Drug Administration.

Genmab, a Danish biotechnology company, was weighed down by disappointing progress in its non-Hodgkin lymphoma drug. SMC, which makes compressed-air components used in manufacturing, was set back by currency effects and global trade tensions that cast a shadow over its manufacturing facilities in China. Vodafone, an international telecommunications company, was hurt by intensifying competition across a number of markets.

Capital Group U.S. Equity Fund

The fund was paced by gains in technology and Internet-related companies, as investors were drawn to businesses with strong earnings growth and promising long-term prospects in areas such as data analysis, cloud computing and artificial intelligence. The top contributor to results was Jack Henry & Associates, a provider of information technology to the financial services industry that benefited from strong earnings and lower corporate tax rates. Profits also rose at Visa thanks to a global surge in travel and consumer spending.

Other contributors included Microsoft, which advanced as revenue at the company’s cloud computing division surpassed that of its traditional software licensing operation. CME Group benefited from increased volatility in the financial markets as well as a secular expansion in the demand for data and analytical services. Amazon registered strong growth in both its online retail business and its cloud computing unit. Though the long-term outlook for the technology sector remained encouraging, the fund took profits in some holdings and lightened exposure overall as share prices and valuations swelled.

On the downside, the fund was negatively impacted by Newell Brands. The consumer goods conglomerate struggled with a bungled acquisition, a bitter clash with activist investors and sharply decreased sales brought on partly by shifting consumer spending habits. Incyte was stung by poor results of a cancer therapy that halted clinical trials. Insurance provider Chubb was affected by reports that Amazon is considering a plan to enter the home insurance business.

A pair of energy-related companies detracted from results as oil prices rebounded from their extended lows, but spending plans and budgets continued to fluctuate due to ongoing uncertainty about the recovery’s durability. Shares of Enbridge were hurt by a series of delays in a planned pipeline expansion. Schlumberger was burdened by the reluctance of large energy companies to step up infrastructure spending.

We thank you for the trust you have placed in us and for your continued investment in the fund, and look forward to reporting to you again in six months.

Sincerely,

John S. Armour
President

December 17, 2018

Private Client Services Funds	3

Capital Group Core Municipal Fund October 31, 2018

How a $25,000 investment has grown

[1]	Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group Core Municipal Fund	–0.32%	1.50%	2.24%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

4	Private Client Services Funds

Capital Group Short-Term Municipal Fund October 31, 2018

How a $25,000 investment has grown

[1]	Bloomberg Barclays Municipal Short 1-5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group Short-Term Municipal Fund	0.05%	0.82%	1.27%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	5

Capital Group California Core Municipal Fund October 31, 2018

How a $25,000 investment has grown

[1]	Bloomberg Barclays California Short-Intermediate Municipal Index is a market value-weighted index that includes only investment grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group California Core Municipal Fund	–0.27%	1.83%	2.36%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

6	Private Client Services Funds

Capital Group California Short-Term Municipal Fund October 31, 2018

How a $25,000 investment has grown

[1]	Bloomberg Barclays California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California and with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group California Short-Term Municipal Fund	–0.07%	0.71%	1.10%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	7

Capital Group Core Bond Fund October 31, 2018

How a $25,000 investment has grown

[1]	The Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index is a market value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group Core Bond Fund	–1.14%	1.09%	1.97%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

8	Private Client Services Funds

Capital Group Global Equity Fund October 31, 2018

How a $25,000 investment has grown

[1]	MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/ or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group Global Equity Fund	0.25%	6.68%	7.63%

Industry sector diversification	Percent of net assets

Private Client Services Funds	9

Capital Group Global Equity Fund October 31, 2018

Country diversification by domicile	Percent of net assets
United States	50.34%
France	9.53
Japan	5.97
United Kingdom	5.71
Hong Kong	3.54
Taiwan	2.10
Denmark	2.00
Canada	1.64
Switzerland	1.64
Netherlands	1.56
Sweden	1.14
Other countries	4.96
Short-term securities & other assets less liabilities	9.87

10	Private Client Services Funds

Capital Group International Equity Fund October 31, 2018

How a $25,000 investment has grown

[1]	Includes reinvested dividends and capital gain distributions.
[2]	MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group International Equity Fund	–6.09%	2.81%	4.15%

Industry sector diversification	Percent of net assets

Private Client Services Funds	11

Capital Group International Equity Fund October 31, 2018

Country diversification by domicile	Percent of net assets
France	17.12%
Japan	14.02
United Kingdom	13.54
Denmark	5.24
Hong Kong	4.43
Switzerland	3.72
Germany	2.83
Sweden	2.24
Netherlands	2.05
United States	2.02
Taiwan	1.84
Finland	1.25
Other countries	6.08
Short-term securities & other assets less liabilities	23.62

12	Private Client Services Funds

Capital Group U.S. Equity Fund October 31, 2018

How a $25,000 investment has grown

[1]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2018

	1 year	5 years	Lifetime

Capital Group U.S. Equity Fund	5.30%	9.60%	10.05%

Industry sector diversification	Percent of net assets

Private Client Services Funds	13

Capital Group Core Municipal Fund

Investment portfolio October 31, 2018

Bonds, notes & other debt instruments 91.09%	Principal amount (000)	Value (000)
Alabama 1.39%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,367
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,129
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	110
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2021	250	271
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	497
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2021	225	243
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	442
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	500	525
		6,584

Alaska 0.07%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	270	275
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	55	55
		330

Arizona 1.21%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2009-A, 5.00% 2020 (preref. 2019)	5	5
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2017-A, 5.00% 2024	400	454
Board of Regents of the Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	400	454
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.45% 2048 (put 2020)[1]	3,100	3,131
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	849
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2022	800	835
		5,728

Arkansas 0.13%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 3.15% 2044 (put 2022)[1]	600	612

California 2.28%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2045 (put 2023)[1]	2,200	2,248
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.30% 2047 (put 2019)[1]	1,150	1,153
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	695
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	65	67
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	35	36
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,125	1,314
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	357
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.80% 2037 (put 2022)[1]	1,000	1,024
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	65	67
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	279
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	150	149

14	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	$1,250	$1,369
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,145
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	200	202
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	503
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	200	216
		10,824

Colorado 2.35%
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2018-A-1, 5.00% 2025	1,000	1,158
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	206
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.442% 2039 (put 2019)[1]	200	200
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.578% 2039 (put 2021)[1]	200	202
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2023	1,590	1,745
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,825	2,009
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2019	500	507
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,745
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	800	844
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 2.70% 2019	492	493
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2020[2]	1,250	1,306
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	733
		11,148

Connecticut 1.89%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 1.00% 2033 (put 2019)	750	748
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-2, 5.00% 2057 (put 2023)	1,500	1,659
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	220	226
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	680	702
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,555	3,689
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,365	1,417
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	285	296
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	230	234
		8,971

District of Columbia 0.27%
G.O. Bonds, Series 2018-B, 5.00% 2026	500	581
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	696
		1,277

Private Client Services Funds	15

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 6.11%
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project),
Series 2014, 5.00% 2021	$500	$529
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	539
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	960	943
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Senior Secured Bonds, Series 2012-A-1, 5.00% 2019	1,500	1,525
City of Clearwater, Water and Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	100	100
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	337
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	348
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	361
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	1,000	1,173
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,074
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	737
Housing Fin. Corp., Multi Familiy Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	2,000	1,983
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	90	91
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-B, 4.50% 2029	150	152
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	125	127
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,470	1,531
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,375	1,435
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	1,000	1,026
JEA Electric System Rev. Bonds, Series Three 2014-A, 5.00% 2022	600	647
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	828
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 3.50% 2019	100	101
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	157
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, Assured Guaranty Municipal insured, 5.00% 2021	575	615
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2009-B, 5.00% 2023	225	228
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	316
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	677
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,713
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	500	536
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	562
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2019[2]	1,000	1,010
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2021[2]	785	830
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,075	1,050
Dept. of Transportation, Bridge Construction Bonds, Series 2018-B, 5.00% 2025	2,000	2,304
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	350	359
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2028	1,000	1,115

16	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	$186	$187
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2022	400	403
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2023	300	302
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,010	993
		28,944

Georgia 1.29%
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2009, 5.00% 2024	200	206
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	755	778
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	885	908
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	720	733
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	330	336
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	795	826
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,030
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,297
		6,114

Guam 0.36%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,200	1,260
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	440	446
		1,706

Hawaii 0.23%
G.O. Bonds, Series 2011-DZ, 5.00% 2019 (escrowed to maturity)	645	665
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2010-A, 5.00% 2022	400	418
		1,083

Idaho 0.23%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,092

Illinois 10.85%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,447
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2019	250	254
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,039
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	258
County of Champaign, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,054
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
Assured Guaranty Municipal insured, Series 2018-A, 5.00% 2023	1,100	1,192
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	500	527
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,287
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	650	669
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2021	1,000	1,029
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	532
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	515	530
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	250	267

Private Client Services Funds	17

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2019	$950	$975
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	2,020
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	2,000	2,074
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	214
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	1,000	1,098
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	2,000	1,998
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	140
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	136
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	1,310	1,414
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,081
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	150	159
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2020	700	733
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2027	590	631
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	275	302
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	279
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	339
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2026	600	687
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	537
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,500	1,549
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,014
G.O. Bonds, Series 2012, 5.00% 2019	285	287
G.O. Bonds, Series 2017-B, 5.00% 2019	1,000	1,022
G.O. Bonds, Series 2017-D, BMA insured, 5.00% 2020	4,105	4,251
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	325	335
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,000	1,040
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	970	1,004
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.60% 2050 (put 2025)[1]	2,000	1,983
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,555
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,122
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	500	548
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	2,000	2,272
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,179
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,101
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,410
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,248
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	560
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		51,412

18	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Indiana 0.70%
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 4.00% 2019	$500	$507
Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.85% 2028 (put 2018)	2,000	2,000
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024	20	20
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024 (preref. 2019)	80	81
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	700	697
		3,305

Iowa 0.45%
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,070	2,148

Kentucky 0.23%
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	60	60
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 119), Series 2018, 5.00% 2020	1,000	1,039
		1,099

Louisiana 1.58%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty
Municipal insured, Series 2015, 5.00% 2021	775	828
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,633
New Orleans Aviation Board, Gulf Opportunity Zone CFC Rev. Bonds (Consolidated Rental Car Project), Series 2009-A, 6.25% 2030	1,000	1,007
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,085
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2028	930	931
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	1,000	1,016
		7,500

Maine 0.27%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	660	685
Dept. of Transportation, Grant Anticipation Bonds, Series 2018-A, 5.00% 2026	500	578
		1,263

Maryland 1.75%
County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 2019	2,000	2,016
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	645	666
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	220	234
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	2,000	2,335
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	940	975
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	2,000	2,083
		8,309

Private Client Services Funds	19

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 0.92%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	$1,000	$1,129
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	794
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	941
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	620	635
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	845	869
		4,368

Michigan 3.69%
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	1,400	1,419
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,125
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	750	782
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	277
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,708
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	701
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	522
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,155	1,187
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	500	509
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	415	424
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	900	938
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	3,430	3,618
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	958
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,160	1,219
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2029	990	1,143
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	935
		17,465

Minnesota 1.91%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	300	299
Various Purpose G.O. Bonds, Series 2018-A, 5.00% 2027	990	1,168
Various Purpose G.O. Ref. Bonds, Series 2017-D, 5.00% 2024	1,500	1,709
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	90	91
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	175	178
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	575	592
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,400	1,426
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,090	1,128
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	480	499
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	495	517

20	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (Put 2020)[3]	$600	$599
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.15% 2021 (put 2020)	250	249
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	600	598
		9,053

Mississippi 0.45%
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	562
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2015-A, 5.00% 2021	1,490	1,573
		2,135

Missouri 1.26%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	1,435	1,626
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,675	2,732
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047[4]	544	531
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	830	856
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	195	201
City of Lee’s Summit, I-470 and 350 Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	15	15
		5,961

Montana 0.05%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	220	224

Nebraska 1.81%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,284
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	135	136
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	290	299
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	825	840
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,235	2,280
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	290	295
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	980	1,022
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,310	2,411
		8,567

Nevada 2.33%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	620	699
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	600	626
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	850
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	1,000	1,133
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	1,000	1,098
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,705	3,049

Private Client Services Funds	21

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2025	$1,000	$1,147
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	2,000	1,979
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Ref. Bonds, Series 2017, 2.00% 2023	490	460
		11,041

New Hampshire 0.65%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2020	300	309
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	633
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	344
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	547
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	667
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	575	600
		3,100

New Jersey 2.61%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	100	103
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	214
Econ. Dev. Auth., Cigarette Tax Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,200	1,219
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, 5.50% 2019	550	568
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	1,000	1,016
Econ. Dev. Auth., School Facs. Contruction Rev. Bonds, Series 2013-NN, 5.00% 2020	480	495
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,045
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	213
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	525	525
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	515	548
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	500	524
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,383
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	777
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,059
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	1,085	1,090
Transportation Trust Fund Auth., Transportation System Bonds, Series 2016, 5.00% 2019	585	595
		12,374

New Mexico 0.67%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,000	1,979
Mortgage Fin. Auth., Tax-Exempt Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	1,150	1,200
New Mexico Educational Assistance Foundation, Educational Loan Bonds, Series 2010-1, Class A2, (3-month USD-LIBOR + 0.65%) 2.971% 2028[1]	20	20
		3,199

22	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
New York 5.06%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	$210	$228
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	443
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2022	1,000	1,091
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	2,000	1,990
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	600	600
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.329% 2033 (put 2023)[1]	1,000	1,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 2.05% 2044 (put 2022)[1]	750	749
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.18% 2039 (put 2020)[1]	2,000	2,003
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	2,000	2,022
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	2,100	2,146
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,785	1,823
New York City G.O. Bonds, Series 2017-C, 5.00% 2027	2,000	2,319
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2025	1,960	2,248
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,467
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	313
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2019 (escrowed to maturity)	100	101
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2018-A-1, 5.00% 2023	1,250	1,396
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2,4]	300	299
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2030	225	216
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	500	507
		23,961

North Carolina 0.92%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,915	1,990
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,117
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,250
		4,357

North Dakota 0.52%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	825	841
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	205	209
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	510	525
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	495	515
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	345	359
		2,449

Private Client Services Funds	23

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio 3.10%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	$700	$757
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	625
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,000	2,046
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2020	1,030	1,076
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2027	235	236
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,067
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2024	1,000	1,135
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	443
Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	2,000	2,330
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,854
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	1,640	1,729
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2027	990	1,166
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2020	200	208
		14,672

Oklahoma 0.18%
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Ref. Bonds, Series 2015-D, BAM insured, 5.00% 2020	815	848

Oregon 0.79%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	669
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	740	755
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	855	884
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,160	1,205
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	200	213
		3,726

Pennsylvania 3.91%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	431
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2026	385	430
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	336
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2023	300	329
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	750	779
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	375	397
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,329
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,795	1,864
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	325	355
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 2.32% 2051 (put 2023)[1]	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	440

24	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.607% 2028 (put 2024)[1]	$1,500	$1,531
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.619% 2048 (put 2022)[1]	175	175
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	785
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2023	1,500	1,641
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	660	658
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,110
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,000	1,159
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.58% 2021[1]	950	961
University of Pittsburgh - Of the Commonwealth System of Higher Education Panthers, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.84% 2021[1]	1,000	1,000
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,440	2,425
		18,535

Puerto Rico 0.66%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	710	718
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2019	1,340	1,356
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,049
		3,123

Rhode Island 0.30%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	545
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	555
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	300	328
		1,428

South Carolina 1.67%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	705	729
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	175	182
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	1,035	1,069
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.00% 2023 (escrowed to maturity)	2,730	3,044
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	652
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	556
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	1,000	1,052
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	379
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	225	229
		7,892

Private Client Services Funds	25

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Dakota 0.81%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	$1,430	$1,476
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	435	444
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,840	1,914
		3,834

Tennessee 1.58%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	315	324
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	350	357
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	45	45
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	675	696
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	1,025	1,059
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	830	862
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	845	877
City of Memphis, Electric System Rev. Ref. Bonds, Series 2008, 5.00% 2018	100	100
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2026 (preref. 2023)	1,020	1,130
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,075	2,061
		7,511

Texas 14.27%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	982
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	449
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	515
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	288
City of Arlington, Permanent Improvement Rev. Ref. Bonds, Series 2018, 5.00% 2024	1,535	1,740
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	350	351
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	850	877
City of Austin, Water and Wastewater System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2022	900	992
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,732
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2025	500	558
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,274
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	650	747
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	565
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,154
Port of Corpus Christi, Senior Lien Rev. Bonds, Series 2018-A, 5.00% 2027	490	570
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,000	1,012
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	955	1,096
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,290
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,132
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2017)	500	497

26	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-E, 5.00% 2025	$1,230	$1,406
Frisco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2026	500	575
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.00% 2023 (preref. 2019)	125	129
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2018	275	275
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2022[1]	250	254
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.99% 2031[1]	150	150
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	400	412
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipa Swap index + 0.45%) 2.05% 2021[1]	2,850	2,850
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)[3]	1,500	1,496
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2025	1,500	1,712
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,164
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	576
City of Houston, Higher Education Fin. Corp., Higher Education Rev. bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	1,410	1,470
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	272
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)[3]	1,870	1,868
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	1,300	1,323
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 2.077% 2036 (put 2019)[1]	750	751
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2014-A, 5.00% 2024	1,500	1,699
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,123
Lamar Consolidated Independent School Dist., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,000	1,087
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,115	1,283
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2021	1,000	1,067
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	250	281
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,558
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	200	217
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	497
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	1,700	1,700
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	331
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	980	1,009
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2020	1,450	1,504
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	555	611
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2017, 5.00% 2019	750	762
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,180	1,235
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012, 5.25% 2024	930	1,058

Private Client Services Funds	27

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	$1,000	$1,001
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,009
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,012
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,145
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,000	1,158
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,145
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,165	1,305
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	274
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	875
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	1,100	1,242
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,310	1,466
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	2,990	3,484
		67,642

Utah 0.24%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	470	486
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2021	310	321
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	350
		1,157

Vermont 0.07%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	340	354

Virginia 0.64%
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	850	860
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2022	2,000	2,179
		3,039

Washington 3.53%
Various Purpose G.O. Bonds, Series 2012-A, 5.00% 2025 (preref. 2021)	1,390	1,495
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,159
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,734
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2027	1,445	1,685
Various Purpose G.O. Rev. Ref. Bonds, Series 2013-R-C, 5.00% 2021	530	569
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	990	1,152
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	991
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2022	670	725
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2023	555	611

28	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	$275	$307
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.60% 2035 (put 2021)[1]	500	502
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	800	860
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	580
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2020	480	491
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023	550	587
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	915	944
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.09% 2046 (put 2023)[1]	2,225	2,226
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2027 (preref. 2019)	100	102
		16,720

West Virginia 0.41%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - AMOS Project), Series 2009-B, 2.625% 2042 (Put 2022)	750	743
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 1.90% 2040 (put 2019)	1,000	998
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2029	165	185
		1,926

Wisconsin 2.44%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,227
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,405
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit
Group), Series 2018-C-2, (SIFMA Municipal Swap Index + 0 .45%) 2.05% 2054 (put 2022)[1]	2,000	2,001
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0 .55%) 2.15% 2054 (put 2023)[1]	1,130	1,130
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	590	614
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	1,180	1,228
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	326
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	1,500	957
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	1,000	1,097
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	575
		11,560

Total bonds, notes & other debt instruments (cost: $436,610,000)		431,670

Short-term securities 9.31%
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper,
Series 2018-S-1, 1.67% 11/6/2018	3,000	3,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.68% 2044[1]	1,500	1,500
State of Maryland, Health and Higher Educational Facs. Auth., IAM Commercial Paper, Series 2018-B, 1.72% 11/1/2018	1,000	1,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-B, 1.70% 11/7/2018	2,000	2,000

Private Client Services Funds	29

Capital Group Core Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	$3,000	$3,030
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	3,000	3,040
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.67% 2042[1]	5,000	5,000
State of Mississippi, Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.125% 2022 (put 2019)[5]	200	200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 1.65% 2030[1]	2,800	2,800
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,522
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.68% 2038[1]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 1.70% 2041[1]	6,385	6,385
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.69% 2033[1]	1,000	1,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.62% 2033[1]	565	565
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.68% 2041[1]	2,000	2,000
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 1.97% 2020 (put 2019)[5]	575	575
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	500	508
State of Texas, University of Texas, IAM Commercial Paper, Series 2018-A, 1.68% 11/7/2018	5,000	5,000

Total short-term securities (cost: $44,133,000)		44,125
Total investment securities 100.40% (cost: $480,743,000)		475,795
Other assets less liabilities (0.40%)		(1,872)

Net assets 100.00%		$473,923

Futures contracts

								Unrealized
								(depreciation)
				Notional		Value at		appreciation
		Number of		amount	[6]	10/31/2018	[7]	at 10/31/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	45	January 2019	$ 9,000		$ 9,479		$ (29)
5 Year U.S. Treasury Note Futures	Long	130	January 2019	13,000		14,610		18
								$ (11)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,445,000, which represented .73% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

30	Private Client Services Funds

Capital Group Core Municipal Fund

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part.  = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

Private Client Services Funds	31

Capital Group Short-Term Municipal Fund

Investment portfolio October 31, 2018

Bonds, notes & other debt instruments 91.37%	Principal amount (000)	Value (000)
Alabama 0.56%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	$250	$254
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	500	516
		770

Arizona 0.42%
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2021	565	585

California 3.25%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2045 (put 2023)[1]	1,500	1,533
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	500
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,000	1,026
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.047% 2038 (put 2020)[1]	1,000	1,003
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	416
		4,478

Colorado 0.97%
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2018-A-1, 5.00% 2023	500	562
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.442% 2039 (put 2019)[1]	500	500
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	279
		1,341

Connecticut 4.09%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	470	469
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	545
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 1.00% 2033 (put 2019)	1,470	1,466
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	430	442
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	225	232
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	890	924
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	430	440
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	590	604
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	495	504
		5,626

Florida 4.49%
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	355	351
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	494
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	120	122
Housing Fin. Corp., Multi Familiy Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	1,000	991

32	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	$70	$71
Housing Fin. Corp., Multi Familiy Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 1.75% 2019	150	150
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2023	1,095	1,179
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 4.00% 2020	710	728
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	1,500	1,578
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	520
		6,184

Georgia 1.41%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, Assured Guaranty Municipal insured, 5.00% 2019	95	96
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	860	887
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	135	137
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	790	820
		1,940

Illinois 10.65%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,037
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 6.50% 2041 (preref. 2021)	450	491
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2020	1,000	1,032
City of Chicago, Second Lien Water Rev. Bonds, Series 2004, 5.00% 2020	100	105
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	475	521
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	525
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,010	1,080
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 3.00% 2019	1,065	1,072
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	192
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	460	505
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	490	484
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	110
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	144
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,182
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,000	1,032
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	244
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.60% 2050 (put 2025)[1]	1,000	992
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	637
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	538
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	531
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	160	173

Private Client Services Funds	33

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	$500	$527
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,000	1,014
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	500	500
		14,668

Indiana 1.48%
Fin. Auth., State Revolving Fund Program Bonds, Series 2010-B, 5.00% 2029 (preref. 2020)	1,000	1,036
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,000	1,007
		2,043

Iowa 0.39%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	495	532

Kentucky 0.51%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	685	681
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	20	20
		701

Louisiana 0.64%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015, 5.00% 2021	300	321
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2011-A, GNMA-FNMA insured, 4.60% 2028	5	5
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	280	291
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	250	265
		882

Maine 0.60%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	470	488
Maine Municipal Bond Bank (Dept. of Transportation), Grant Anticipation Bonds, Series 2018-A, 5.00% 2023	300	335
		823

Maryland 2.49%
County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 2019	1,000	1,008
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	429
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	435	463
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	465	483
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,000	1,041
		3,424

34	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Massachusetts 1.04%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	$120	$123
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	750	763
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	540	554
		1,440

Michigan 4.29%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	756
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	500	521
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,000	1,038
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	300	309
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	655	673
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	140	143
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,435	1,514
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	311
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	324
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	324
		5,913

Minnesota 1.30%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	700	699
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	60	61
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (Put 2020)[2]	280	279
City of Minneapolis, Multi Family Rev. Bonds (Albright Townhomes Project), Series 2018, 2.00% 2021 (put 2019)	750	749
		1,788

Missouri 1.03%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,220	1,246
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	165	169
		1,415

Montana 0.16%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	220	224

Nebraska 2.39%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,000	1,027
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	185	186
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	120	120
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	535	552
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	415	423
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	290	295
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	660	689
		3,292

Private Client Services Funds	35

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey 4.09%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	$750	$762
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	550	550
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Garden Spires Project), Series 2018-A, 2.02% 2021	1,000	991
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	215	215
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	715	760
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,250	1,324
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 4.00% 2020	495	507
Transportation Trust Fund Auth., Transportation System Bonds, Series 2015-AA, 5.00% 2021	500	527
		5,636

New Mexico 1.45%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	1,000	990
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	989
New Mexico Educational Assistance Foundation, Educational Loan Bonds, Series 2010-1, Class A2, (3-month USD-LIBOR + 0.65%) 2.971% 2028[1]	20	20
		1,999

New York 7.93%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	360	404
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2022	500	545
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	342
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	1,000	995
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.329% 2033 (put 2023)[1]	300	300
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.329% 2033 (put 2023)[1]	750	749
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2002-B-3-B, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2018[1]	650	650
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.18% 2039 (put 2020)[1]	2,600	2,604
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	845	864
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2023	1,000	1,116
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	350	344
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	493
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2018-A-1, 5.00% 2023	750	838
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2018-B-1, 5.00% 2024	395	448
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[3,4]	222	221
		10,913

North Carolina 0.29%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	385	400

36	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
North Dakota 1.26%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	$95	$97
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,070	1,099
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	520	536
		1,732

Ohio 1.28%
Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	500	582
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	970	1,023
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	150	154
		1,759

Oklahoma 0.77%
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)[2]	500	498
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	395	410
City of Stillwater, Utility System and Sales Tax Rev. Bonds, Series 2014-A, 4.00% 2019	150	153
		1,061

Oregon 0.55%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	740	756

Pennsylvania 3.91%
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	500	519
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	445	462
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	750	819
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 2.32% 2051 (put 2023)[1]	500	500
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2019	500	511
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	275	274
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	750	798
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 2.11% 2021[1]	1,000	1,000
University of Pittsburgh - Of the Commonwealth System of Higher Education Panthers, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.84% 2021[1]	500	500
		5,383

Rhode Island 1.13%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	983
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	560	576
		1,559

Private Client Services Funds	37

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina 1.20%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	$320	$341
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	455	470
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	267
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	135	138
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	433
		1,649

South Dakota 0.19%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	250	258

Tennessee 2.71%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	170	175
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	190	194
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,335	1,376
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	560	577
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	360	374
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2026 (preref. 2023)	310	343
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	700	695
		3,734

Texas 13.93%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	635	695
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	525	567
City of Austin, Water and Wastewater System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2022	500	551
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,518
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	190	218
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	350	396
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.99% 2031[1]	150	150
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipa Swap index + 0.45%) 2.05% 2021[1]	1,115	1,115
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)[2]	1,350	1,346
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	90	93
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	500	539
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2022	250	273
City of Houston, Higher Education Fin. Corp., Higher Education Rev. bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	1,500	1,564
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	415
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)[2]	715	714
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	600	611
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 2.077% 2036 (put 2019)[1]	650	651
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2021	300	320

38	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	$200	$198
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	400	412
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)[2]	500	498
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	645	696
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	350	350
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,009
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,012
City of Temple, Limited Tax Rev. Bonds (Pass-Through Agreement), Series 2012, 5.00% 2023 (preref. 2021)	680	729
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	155
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2019	500	504
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2022	355	385
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, AMT, 2.00% 2021[2]	1,000	995
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2022	455	496
		19,175

Utah 0.59%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	375	388
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2019	200	201
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2020	220	222
		811

Virginia 0.54%
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	750	743

Washington 3.03%
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2023	1,000	1,108
Various Purpose G.O. Rev. Ref. Bonds, Series 2013-R-C, 5.00% 2021	330	354
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	537
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	90	92
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	585	604
County of King, Housing Auth., Pooled Housing Rev. Ref. Bonds, Series 2018, 2.15% 2020	400	398
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.09% 2046 (put 2023)[1]	1,075	1,075
		4,168

West Virginia 0.54%
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 2.13% 2041 (put 2019)[1]	750	750

Private Client Services Funds	39

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 3.82%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	$1,000	$1,092
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	1,000	1,113
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-2, (SIFMA Municipal Swap Index + 0 .45%) 2.05% 2054 (put 2022)[1]	1,000	1,000
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0 .55%) 2.15% 2054 (put 2023)[1]	340	340
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,011
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	360	375
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	326
		5,257

Total bonds, notes & other debt instruments (cost: $127,132,000)		125,812

Short-term securities 9.92%
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper, Series 2018-S-1, 1.67% 11/6/2018	1,000	1,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.68% 2044[1]	1,000	1,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-B, 1.70% 11/7/2018	2,000	2,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	3,000	3,031
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	1,000	1,013
State of New York, New York City G.O. Bonds, Series 2008-J-5, 1.70% 2028[1]	1,500	1,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2007-BB-2, 1.30% 2035[1]	1,500	1,500
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.68% 2041[1]	1,000	1,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	500	508
State of Virginia, Freddie Mac Multi Family Certificates, Class A, Series 2018-M-046, (SIFMA Municipal Swap Index + 0.25%) 1.85% 2035[1]	605	606
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 1.70% 2030[1]	500	500

Total short-term securities (cost: $13,659,000)		13,658
Total investment securities 101.29% (cost: $140,791,000)		139,470
Other assets less liabilities (1.29%)		(1,783)

Net assets 100.00%		$137,687

Futures contracts

		Number of		Notional amount	[5]	Value at 10/31/2018	[6]	Unrealized (depreciation) appreciation at 10/31/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	32	January 2019	$6,400		$6,741		$(19)
5 Year U.S. Treasury Note Futures	Long	25	January 2019	2,500		2,809		3
								$(16)

40	Private Client Services Funds

Capital Group Short-Term Municipal Fund

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $221,000, which represented .16% of the net assets of the fund.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

Private Client Services Funds	41

Capital Group California Core Municipal Fund

Investment portfolio October 31, 2018

Bonds, notes & other debt instruments 81.76%	Principal amount (000)	Value (000)
California 78.57%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,080
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	666
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	560
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	500	519
Alameda Unified School Dist., Capital Appreciation Bonds, Series 2004, Assured Guaranty Municipal insured, 0.00% 2024	3,500	3,009
County of Alameda, Transportation Commission, Sales Tax Rev. Bonds, Series 2014, 4.00% 2019	950	957
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	701
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2025	800	929
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	645	667
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	604
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,050
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,506
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	531
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,088
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	549
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	412
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	446
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	571
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.85% 2036 (put 2027)[1]	1,000	1,039
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2045 (put 2023)[1]	2,800	2,862
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2047 (put 2023)[1]	1,500	1,533
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.70% 2045 (put 2024)[1]	4,275	4,411
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.20% 2034 (put 2020)[1]	1,000	1,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.23% 2045 (put 2021)[1]	1,000	1,005
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,389
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,000	1,000
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,377
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	561
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	591
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,078
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,674
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	350	359

42	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	$260	$297
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2019	2,000	2,025
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2024	600	607
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	495
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	744
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	957
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	574
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,482
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,454
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,830
City of Concord, Successor Agcy. of the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	915
Contra Costa Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.829% 2034 (put 2021)[1]	5,525	5,521
City of Desert Hot Springs, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2017, BAM insured, 5.00% 2021	800	858
Eastern Municipal Water Dist., Rev. Ref. Water and Wastewater Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.70 + 0.30%) 1.879% 2030 (put 2021)[1]	5,000	4,994
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	675	691
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	385	394
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039 (preref. 2019)	3,000	3,098
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2011, 5.00% 2019	1,150	1,165
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	420
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	572
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021	355	385
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	374
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	592
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	528
Educational Facs. Auth., Rev. Ref. Bonds (Pomona College), Series 2009-A, 5.00% 2024 (preref. 2019)	100	101
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	577
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	597
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	561
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,108
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	935
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	665
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	922
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,132

Private Client Services Funds	43

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	$535	$591
Various Purpose G.O. Bonds, National insured, Series 1994, 6.00% 2020	5	5
Various Purpose G.O. Bonds, Series 2017, 5.00% 2024	530	604
Various Purpose G.O. Bonds, Series 2018, 5.00% 2026	2,000	2,316
Various Purpose G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	2,000	2,203
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	4,505	5,147
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	605	689
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	7,785	9,070
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,750	2,045
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2027	4,000	4,689
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	4,654
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	441
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	410	469
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 4.00% 2020	1,500	1,546
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,718
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	2,785	2,237
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,146
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,730	1,880
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,289
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2017-A, 5.00% 2021	295	315
Golden West Schools Fncg. Auth., G.O. Rev. Ref. Bonds, Series 1999-A, MBIA insured, 0% 2020	1,100	1,070
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	287
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	195
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	153
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	702
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,104
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,333
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	95	95
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	379
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	452
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	540
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	163
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	407
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	349
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018A, 5.00% 2024	3,000	3,456
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	3,105	3,627
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	2,605	2,885
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health), Series 2016-A, 4.00% 2025	1,255	1,355
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2021	2,675	2,842

44	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012-B, 4.00% 2019	$400	$407
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,750	1,796
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	250	264
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,137
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,156
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	662
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	992
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	500	563
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	80	80
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	20	20
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.80% 2037 (put 2022)[1]	1,000	1,023
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.976% 2047 (put 2021)[1]	4,000	3,999
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.047% 2038 (put 2020)[1]	3,000	3,008
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	3,000	3,498
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,270
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	725
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	426
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 2.50% 2019	1,230	1,237
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	887
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	540
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2021	1,280	1,368
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	559
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	787
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,089
Kern Community College Dist., Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,361
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,817
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2019	200	205
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 4.00% 2019	500	509
Lammersville Joint Unified School Dist., Special Tax Bonds, Community Facs. Dist. No. 2002, Series 2017, 4.00% 2022	680	710
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Muncipal insured, 5.00% 2024	260	297
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	750	780
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	563

Private Client Services Funds	45

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, AMT, 5.00% 2021	$100	$105
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2019	275	279
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2020	400	416
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2020	600	631
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	700	783
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2029	200	203
County of Los Angeles, Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 0% 2027	830	632
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,308
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,500	2,931
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2027	1,500	1,775
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-B, 5.00% 2027	4,000	4,666
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2024	100	102
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-A, 5.00% 2024	4,000	4,589
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	2,500	2,868
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,163
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 5.00% 2021	2,000	2,156
Manhattan Beach Unified School Dist., G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	1,500	1,264
Manteca Unified School Dist., Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	433
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	551
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	285
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	831
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Election 2004, Series 2013-A, 5.00% 2024	520	579
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,738
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	1,250	1,270
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2019	420	430
Municipal Fin. Auth. Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	334
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	305	314
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	342
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	833
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	516
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	973
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	573
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	129
Natomas Unified School Dist., G.O. Bonds, Series 2014, BAM insured, 5.00% 2021	500	539
Northern California Power Agcy., Geothermal Project No. 3 Rev. Bonds, Series 2009-A, 5.50% 2021 (preref. 2019)	1,000	1,024
Northern California Power Agcy., Hydroelectric Project No. 1 Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	200	204
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	4,000	4,402

46	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	$1,500	$1,683
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2023	550	608
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,104
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2020	385	399
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,558
City of Oxnard, Bond Fin. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	287
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	750	809
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	721
Paramount Unified School Dist., G.O. Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,453
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 3.00% 2021	895	904
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 4.00% 2022	915	956
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,113
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	625
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	468
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	924
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	548
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	819
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	556
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,335
Public Works Board, Lease Rev. Ref. Bonds (Coalinga State Hospital Project), Series 2013-E, 5.00% 2023	3,575	3,997
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	883
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2026	1,000	1,168
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,065
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,725	1,971
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	5,780
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,175	1,371
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	4,706
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	339
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	684
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	223
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	267
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2014, 5.00% 2022	400	438

Private Client Services Funds	47

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	$1,000	$1,085
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,204
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	426
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	575	620
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	560
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	501
Riverside Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,377
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	396
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	452
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,114
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	1,000	1,123
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	404
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2020	480	496
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	347
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	219
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022 (preref. 2019)	100	102
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	225	255
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	537
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,107
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2020	800	840
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-B, 3.25% 2021	500	510
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.25% 2019 (escrowed to maturity)	290	298
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	338
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	1,310	1,364
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,084
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 1997-A, National insured, 0% 2025	285	232
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	527
San Jose Unified School Dist., G.O. Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	663
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	554
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	424
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	575
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	468

48	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	$300	$311
County of Santa Clara, Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	285	285
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2022	310	338
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2024	530	592
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2025	375	416
City of Santa Rosa, Wastewater Rev. Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,877
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2020	985	1,031
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 2024	1,210	1,040
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,236
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,540	1,590
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	1,000	1,014
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 4.00% 2019[2]	225	228
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	435	484
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	180	203
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	152
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	146
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	362
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	146
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	270
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	560
Solano Community College Dist., G.O. Ref. Bonds, National insured, Series 2005, 0% 2021	2,680	2,521
Solano Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 0% 2025 (5.00% on 8/1/2023)[3]	700	639
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2018-B, (SIFMA Municipal Swap Index + 0.25%) 1.85% 2040 (put 2021)[1]	2,625	2,622
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	1,000	1,022
Southern California Public Power Auth., Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	10	10
Southern California Public Power Auth., Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023 (preref. 2019)	90	90
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	1,000	996
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,000	1,009
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	2,000	1,979
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-C, 2.63% 2033 (put 2023)	3,250	3,199
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	862
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,384
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,106

Private Client Services Funds	49

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	$1,100	$1,174
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,100	1,207
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2019	1,000	1,029
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	821
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	677
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2009-A, 4.625% 07-01-21 (preref. 2019)	100	102
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	600	608
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2019	600	610
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	325
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	1,650	1,767
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.00% 2019	1,000	1,016
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	811
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	441
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	616
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022 (preref. 2019)	1,500	1,508
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2024 (preref. 2019)	100	101
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2024	860	980
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	912
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	456
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	160
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	424
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,505	2,439
Regents of the University of California, Limited Project Rev. Bonds, Series 2010-E, 5.00% 2020	500	524
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	262
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	644
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,900	1,942
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	759
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	6,000	6,337
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	1,125	1,117
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,110	1,132
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	575	624
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	297

50	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	$400	$435
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	374
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	507
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	78
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	125	131
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	3,812
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	530
		355,025

Guam 1.21%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2021	350	367
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2022	710	753
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,100	1,155
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2026	1,430	1,498
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2025	1,525	1,686
		5,459

Iowa 0.02%
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	100	102

Michigan 0.02%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024 (preref. 2019)	100	103

Missouri 0.05%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	215	221

Nevada 0.89%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	3,540	4,011

Puerto Rico 1.00%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	506
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,000	1,030
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	2,999
		4,535

Total bonds, notes & other debt instruments (cost: $372,014,000)		369,456

Short-term securities 17.71%
State of California, IAM Commercial Paper, Series 2018-A-1, 1.68% 11/26/2018	2,000	2,000
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.43% 2035[1]	7,500	7,500
State of California, County of Los Angeles, Capital Asset Leasing Corp., IAM Commercial Paper, Series 2018-B, 1.74% 1/8/2019	4,900	4,900
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	3,000	3,042

Private Client Services Funds	51

Capital Group California Core Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.34% 2037[1]	$1,500	$1,500
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.36% 2037[1]	1,000	1,000
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.43% 2025[1]	3,000	3,000
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 1.49% 2042[1]	10,000	10,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 2.00% 2024 (put 2019)[2,4]	5,155	5,155
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	3,000	3,044
State of California, San Diego Public Water Facs. Fin. Auth., IAM Commercial Paper, Series 2018-B, 1.65% 11/1/2018	1,300	1,300
State of California, Statewide Communities Dev. Auth., IAM Commercial Paper, Series 2008-B, 1.75% 1/4/2019	6,000	6,000
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.43% 2024[1]	4,000	4,000
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.35% 2048[1]	4,550	4,550
State of California, Regents of the University of California, IAM Commercial Paper, Series 2018-A, 1.69% 11/6/2018	2,000	2,000
State of California, County of Ventura, Tax and Rev. Anticipation Notes, Series 2018, 2.50% 7/1/2019	5,000	5,024
State of California, Dept. of Water Resources, IAM Commercial Paper, Series 2018, 1.68% 11/5/2018	3,890	3,890
State of California, Dept. of Water Resources, IAM Commercial Paper, Series 2018, 1.70% 11/2/2018	12,104	12,104

Total short-term securities (cost: $80,028,000)		80,009
Total investment securities 99.47% (cost: $452,042,000)		449,465
Other assets less liabilities 0.53%		2,400

Net assets 100.00%		$451,865

Futures contracts

		Number of		Notional amount	[5]	Value at 10/31/2018	[6]	Unrealized appreciation at 10/31/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
5 Year U.S. Treasury Note Futures	Long	100	January 2019	$10,000		$11,238		$14

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,084,000, which represented 1.57% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

52	Private Client Services Funds

Capital Group California Core Municipal Fund

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TECP = Tax-Exempt Commercial Paper

Private Client Services Funds	53

Capital Group California Short-Term Municipal Fund

Investment portfolio October 31, 2018

Bonds, notes & other debt instruments 86.45%	Principal amount (000)	Value (000)
California 85.95%
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$489
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	551
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 4.00% 2019	515	524
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.85% 2036 (put 2027)[1]	1,000	1,039
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2045 (put 2023)[1]	575	588
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2047 (put 2023)[1]	250	256
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.30% 2047 (put 2019)[1]	1,230	1,233
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.20% 2034 (put 2020)[1]	250	251
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.30% 2034 (put 2021)[1]	250	253
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	500
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	249
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2019	700	717
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 4.00% 2018	500	501
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	556
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,658
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	275	275
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	684
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	943
Contra Costa Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.829% 2034 (put 2021)[1]	2,000	1,998
Eastern Municipal Water Dist., Rev. Ref. Water and Wastewater Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.70 + 0.30%) 1.879% 2030 (put 2021)[1]	1,500	1,498
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	950	974
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 4.00% 2019	400	405
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, 5.00% 2020	1,000	1,038
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,469
Various Purpose G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.98% 2027 (put 2027)[1]	1,600	1,604
Various Purpose G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 2.412% 2029[1]	500	500
Various Purpose G.O. Bonds, Series 2017, 4.00% 2021	490	518
Various Purpose G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2021	500	540
Various Purpose G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	805	887
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,164
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 4.00% 2019	600	614
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 3.00% 2019	1,000	1,006

54	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, 5.00% 2019	$1,000	$1,018
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2019	500	509
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2020	1,735	1,816
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	537
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,500	1,630
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2020	1,360	1,420
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,096
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	590	638
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	300	325
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2019	200	206
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2020	150	158
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 2019	500	504
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029 (preref. 2019)	1,000	1,028
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	309
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	540
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	333
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,210	1,191
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	222
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	110	109
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,000	1,134
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	347
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2020	695	721
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Paradise Valley Estates Project), Series 2013, 5.00% 2019	500	503
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	650	638
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	600	633
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	545
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2022	500	557
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2011-C, 5.00% 2018 (escrowed to maturity)	425	425
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Academy of Sciences), Series 2018-B, 1.976% 2047[1]	1,000	1,000
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	235	253
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	292
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.047% 2038 (put 2020)[1]	1,500	1,504

Private Client Services Funds	55

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 4.00% 2019	$300	$305
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	540
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2020	700	723
Kern High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2021	1,500	1,584
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	517
Lammersville Joint Unified School Dist., Special Tax Bonds, Community Facs. Dist. No. 2002, Series 2017, 4.00% 2021	525	544
City of Long Beach, Harbor Rev. Bonds, Series 2014-C, 3.00% 2018 (escrowed to maturity)	1,425	1,426
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2016-B, 4.00% 2019	300	305
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2021	400	406
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	400	431
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2022	1,000	1,095
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	994
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2018	1,100	1,103
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2019	700	722
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 4.00% 2020	1,000	1,034
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	887
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	262
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2019	600	612
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	277
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	250	254
Murrieta Valley Unified School Dist., G.O. Bonds, Series 1998-A, FGIC-National insured, 0% 2020	1,080	1,037
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	385	415
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,500	1,651
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	500	561
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	200	205
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	350	378
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,279
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	779
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2013-A, 4.00% 2019	500	504
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	551
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	1,860	2,080
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2025	500	578
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2014-H, 5.00% 2020	1,000	1,060

56	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2021	$1,000	$1,083
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	630	646
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,071
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2019	505	509
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	862
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	850	873
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2019	275	283
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2019	110	113
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2019	100	103
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	285	307
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	471
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	658
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	150	168
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021	1,000	1,078
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	396
San Diego Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-K-1, 5.00% 2019	500	511
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023	400	433
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	991
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	500	527
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	277
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 4.00% 2019	475	483
San Leandro Unified School Dist., G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	700	736
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	340	361
City of Santa Rosa, High School Dist., G.O. Bonds, 2014 Election, Series 2018-C, Assured Guaranty Municipal insured, 4.00% 2020	750	777
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2018-B, (SIFMA Municipal Swap Index + 0.25%) 1.85% 2040 (put 2021)[1]	1,750	1,748
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	600	613
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	925	921
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	205
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	331
Statewide Communities Dev. Auth., Insured Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	160	164
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	504
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	500	495
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-C, 2.63% 2033 (put 2023)	1,000	984

Private Client Services Funds	57

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	$1,100	$1,083
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018, 5.00% 2022	150	164
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018-A, 5.00% 2024	200	227
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018-A, 5.00% 2025	415	477
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	150
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	380	393
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	250	253
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	764
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2020	1,225	1,282
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2019	525	538
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2019	675	695
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	540
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	410
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	555
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	494
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	255
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2020	200	210
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,925	2,850
Regents of the University of California, General Rev. Bonds, Series 2018-AZ, 5.00% 2021	300	324
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	825	843
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	1,000	1,050
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,500	1,584
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	775	769
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	785	800
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	200	205
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	285
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 4.00% 2019	755	768
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	187
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	127
		110,686

58	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Guam 0.50%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2021	$300	$316
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2024	300	326
		642

Total bonds, notes & other debt instruments (cost: $112,272,000)		111,328

Short-term securities 12.76%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.43% 2035[1]	4,500	4,500
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-A, 1.32% 2047[1]	1,000	1,000
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.36% 2037[1]	610	610
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.43% 2025[1]	1,100	1,100
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	1,000	1,014
State of California, San Diego Public Water Facs. Fin. Auth., IAM Commercial Paper, Series 2018-B, 1.65% 11/1/2018	200	200
State of California, Statewide Communities Dev. Auth., IAM Commercial Paper, Series 2008-B, 1.75% 1/4/2019	1,000	1,000
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.43% 2024[1]	1,000	1,000
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.35% 2048[1]	3,000	3,000
State of California, Dept. of Water Resources, IAM Commercial Paper, Series 2018, 1.68% 11/5/2018	3,000	3,000

Total short-term securities (cost: $16,426,000)		16,424
Total investment securities 99.21% (cost: $128,698,000)		127,752
Other assets less liabilities 0.79%		1,019

Net assets 100.00%		$128,771

Futures contracts

		Number of		Notional amount	[2]	Value at 10/31/2018	[3]	Unrealized appreciation at 10/31/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
5 Year U.S. Treasury Note Futures	Long	25	January 2019	$2,500		$2,809		$3

Private Client Services Funds	59

Capital Group California Short-Term Municipal Fund

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

60	Private Client Services Funds

Capital Group Core Bond Fund

Investment portfolio October 31, 2018

Bonds, notes & other debt instruments 93.56%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 59.64%
U.S. Treasury 47.91%
U.S. Treasury 1.50% 2018	$1,000	$999
U.S. Treasury 3.75% 2018	3,800	3,802
U.S. Treasury 0.875% 2019	3,000	2,969
U.S. Treasury 1.00% 2019	500	492
U.S. Treasury 1.25% 2019	1,900	1,891
U.S. Treasury 1.25% 2019	500	497
U.S. Treasury 1.50% 2019	2,750	2,734
U.S. Treasury 1.50% 2019	1,000	988
U.S. Treasury 1.625% 2019	1,000	993
U.S. Treasury 1.625% 2019	500	494
U.S. Treasury 1.75% 2019	2,000	1,983
U.S. Treasury 1.375% 2020[1]	10,000	9,836
U.S. Treasury 1.375% 2020	1,250	1,217
U.S. Treasury 1.375% 2020	1,000	977
U.S. Treasury 1.50% 2020	1,809	1,775
U.S. Treasury 1.625% 2020	2,500	2,437
U.S. Treasury 2.00% 2020	4,185	4,111
U.S. Treasury 1.125% 2021	3,010	2,873
U.S. Treasury 1.25% 2021	2,500	2,380
U.S. Treasury 1.25% 2021	1,500	1,443
U.S. Treasury 1.375% 2021	3,420	3,290
U.S. Treasury 1.375% 2021	3,215	3,097
U.S. Treasury 1.75% 2021	7,000	6,756
U.S. Treasury 1.875% 2021	500	485
U.S. Treasury 2.00% 2021	3,770	3,699
U.S. Treasury 2.125% 2021	1,000	976
U.S. Treasury 3.125% 2021	2,000	2,011
U.S. Treasury 1.50% 2022	1,750	1,672
U.S. Treasury 1.75% 2022	9,500	9,104
U.S. Treasury 1.75% 2022	3,890	3,733
U.S. Treasury 1.75% 2022	2,000	1,923
U.S. Treasury 1.875% 2022	5,336	5,151
U.S. Treasury 1.875% 2022	4,170	3,999
U.S. Treasury 1.875% 2022	3,745	3,609
U.S. Treasury 1.875% 2022	2,005	1,928
U.S. Treasury 2.125% 2022	3,000	2,914
U.S. Treasury 1.25% 2023	1,000	924
U.S. Treasury 1.375% 2023	1,275	1,186
U.S. Treasury 1.375% 2023	1,000	928
U.S. Treasury 1.625% 2023	4,000	3,769
U.S. Treasury 1.75% 2023	1,000	948
U.S. Treasury 2.00% 2023	2,000	1,922
U.S. Treasury 2.125% 2023	3,415	3,276
U.S. Treasury 2.25% 2023	500	482
U.S. Treasury 2.50% 2023	1,050	1,027
U.S. Treasury 2.75% 2023	13,542	13,415
U.S. Treasury 2.75% 2023	2,250	2,225
U.S. Treasury 2.875% 2023	6,600	6,567
U.S. Treasury 2.00% 2024	5,650	5,350
U.S. Treasury 2.00% 2024	2,480	2,353
U.S. Treasury 2.125% 2024[1]	11,000	10,525
U.S. Treasury 2.125% 2024	8,000	7,606
U.S. Treasury 2.125% 2024	4,200	4,015
U.S. Treasury 2.25% 2024	6,015	5,755
U.S. Treasury 2.25% 2024	1,820	1,754
U.S. Treasury 2.75% 2024	5,000	4,938
U.S. Treasury 2.00% 2025	2,000	1,879
U.S. Treasury 2.00% 2025	2,000	1,868
U.S. Treasury 2.75% 2025	10,000	9,826
U.S. Treasury 3.00% 2025	6,674	6,643
U.S. Treasury 7.625% 2025	750	946

Private Client Services Funds	61

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.625% 2026	$3,000	$2,714
U.S. Treasury 2.25% 2027	8,420	7,883
U.S. Treasury 2.25% 2027	2,200	2,050
U.S. Treasury 2.875% 2028	1,752	1,712
U.S. Treasury 2.875% 2028	15	14
		213,738

U.S. Treasury inflation-protected securities 11.73%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	1,744	1,714
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	6,623	6,455
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	5,443	5,261
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	542	528
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	15,227	14,935
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	3,561	3,386
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	635	674
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	10,222	9,665
U.S. Treasury Inflation-Protected Security 0.75% 2028[2]	10,045	9,734
		52,352

Total U.S. Treasury bonds & notes		266,090

Corporate bonds & notes 20.59%
Financials 4.45%
ACE INA Holdings Inc. 2.30% 2020	285	280
ACE INA Holdings Inc. 2.875% 2022	150	147
ACE INA Holdings Inc. 3.35% 2026	45	43
ACE INA Holdings Inc. 4.35% 2045	50	50
Allstate Corp. 3.28% 2026	175	167
American Express Co. 2.20% 2020	750	733
American International Group, Inc. 2.30% 2019	190	189
American International Group, Inc. 4.20% 2028	740	712
Bank of America Corp. 2.625% 2020	735	725
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]	458	423
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[3]	750	723
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR +1.31% on 7/23/2028)[3]	945	933
Bank of New York Mellon Corp. 2.10% 2019	500	499
BB&T Corp. 2.625% 2020	385	381
Citigroup Inc. 2.35% 2021	1,005	971
Citigroup Inc. 4.45% 2027	400	390
Credit Suisse Group AG 3.80% 2023	500	492
General Motors Financial Co. 4.15% 2023	710	698
General Motors Financial Co. 4.00% 2026	175	161
Goldman Sachs Group, Inc. 2.55% 2019	561	558
Goldman Sachs Group, Inc. 3.00% 2022	365	356
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]	500	470
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[3]	445	432
Goldman Sachs Group, Inc. 4.75% 2045	175	171
HSBC Holdings PLC 2.65% 2022	660	639
JPMorgan Chase & Co. 3.20% 2023	125	122
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[3]	325	320
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]	500	467
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]	679	670
Lloyds Banking Group PLC 4.375% 2028	200	192
Morgan Stanley 2.50% 2021	500	487
New York Life Global Funding 1.70% 2021[4]	750	716
PNC Bank 1.45% 2019	690	682
PNC Bank 2.55% 2021	350	341
Rabobank Nederland 2.75% 2022	400	389
UniCredit SpA 3.75% 2022[4]	500	473
US Bancorp 3.05% 2020	900	897

62	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[3]	$1,000	$996
US Bancorp 3.40% 2023	500	496
Wells Fargo & Co. 2.10% 2021	500	480
Wells Fargo & Co. 2.625% 2022	805	773
		19,844

Health care 3.33%
Abbott Laboratories 2.90% 2021	190	187
Abbott Laboratories 3.40% 2023	98	97
Abbott Laboratories 3.75% 2026	292	288
AbbVie Inc. 2.50% 2020	1,060	1,047
AbbVie Inc. 2.30% 2021	340	330
AbbVie Inc. 3.20% 2022	415	406
Aetna Inc. 2.80% 2023	55	53
Allergan PLC 3.00% 2020	485	483
Allergan PLC 3.45% 2022	490	482
Amgen Inc. 1.85% 2021	140	134
AstraZeneca PLC 3.50% 2023	785	773
AstraZeneca PLC 3.375% 2025	445	423
AstraZeneca PLC 4.00% 2029	296	285
Bayer US Finance II LLC 3.875% 2023[4]	400	394
Bayer US Finance II LLC 4.375% 2028[4]	500	485
Becton, Dickinson and Co. 3.734% 2024	61	59
Cigna Corp. 3.40% 2021[4]	255	253
Cigna Corp. 3.75% 2023[4]	275	273
Cigna Corp. 4.375% 2028[4]	660	646
CVS Health Corp. 4.30% 2028	995	972
GlaxoSmithKline PLC 3.375% 2023	750	743
Johnson & Johnson 2.45% 2026	532	492
Johnson & Johnson 2.95% 2027	455	432
Johnson & Johnson 2.90% 2028	314	294
Novartis AG 5.125% 2019	300	302
Pfizer Inc. 3.20% 2023	899	891
Shire PLC 1.90% 2019	350	346
Shire PLC 2.40% 2021	195	188
Shire PLC 2.875% 2023	120	113
Shire PLC 3.20% 2026	615	558
Teva Pharmaceutical Finance Co. BV 1.70% 2019	165	162
Teva Pharmaceutical Finance Co. BV 2.20% 2021	580	542
Teva Pharmaceutical Finance Co. BV 2.80% 2023	60	53
Teva Pharmaceutical Finance Co. BV 3.15% 2026	60	49
UnitedHealth Group Inc. 3.35% 2022	380	377
UnitedHealth Group Inc. 3.75% 2025	460	456
WellPoint, Inc. 4.35% 2020	300	305
Zimmer Holdings, Inc. 3.15% 2022	485	474
		14,847

Utilities 2.64%
Consumers Energy Co. 4.05% 2048	285	273
Dominion Resources, Inc. 1.875% 2018[4]	685	684
Duke Energy Corp. 2.65% 2026	660	592
Duke Energy Progress, LLC 3.375% 2023	786	783
Duke Energy Progress, LLC 3.70% 2028	200	197
Enel Finance International SA 4.25% 2023[4]	448	437
Enel Finance International SA 4.625% 2025[4]	672	636
Enel Finance International SA 4.875% 2029[4]	448	420
Eversource Energy 2.75% 2022	750	734
Exelon Corp. 3.40% 2026	65	61
FirstEnergy Corp., Series B, 4.25% 2023	1,930	1,950
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	861
Pacific Gas and Electric Co. 2.45% 2022	300	283
Pacific Gas and Electric Co. 3.30% 2027	505	454

Private Client Services Funds	63

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.30% 2027	$225	$201
Progress Energy, Inc. 7.05% 2019	955	969
Public Service Enterprise Group Inc. 1.90% 2021	270	262
Public Service Enterprise Group Inc. 2.25% 2026	520	466
Tampa Electric Co. 2.60% 2022	350	336
Virginia Electric and Power Co. 3.10% 2025	1,040	998
Xcel Energy Inc. 3.30% 2025	190	183
		11,780

Energy 2.27%
Anadarko Petroleum Corp. 4.85% 2021	70	72
Anadarko Petroleum Corp. 5.55% 2026	145	151
Boardwalk Pipeline Partners, LP 4.95% 2024	460	465
Cenovus Energy Inc. 4.25% 2027	170	161
Concho Resources Inc. 4.30% 2028	80	78
ConocoPhillips 4.95% 2026	95	101
Enbridge Energy Partners, LP 5.875% 2025	230	251
Energy Transfer Partners, LP 4.20% 2023	155	154
Energy Transfer Partners, LP 4.20% 2027	185	175
Energy Transfer Partners, LP 4.95% 2028	542	537
EnLink Midstream Partners, LP 4.40% 2024	230	220
Equinor ASA 3.625% 2028	265	258
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.484% 2019[5]	1,115	1,116
Husky Energy Inc. 7.25% 2019	250	260
Kinder Morgan, Inc. 3.15% 2023	495	478
Kinder Morgan, Inc. 4.30% 2028	1,010	978
MPLX LP 3.375% 2023	75	73
MPLX LP 4.00% 2028	350	329
Petróleos Mexicanos 6.375% 2021	300	308
Petróleos Mexicanos 5.375% 2022	175	175
Petróleos Mexicanos 4.625% 2023	1,000	956
Petróleos Mexicanos 6.50% 2027	200	194
Phillips 66 4.30% 2022	290	296
Phillips 66 Partners LP 3.55% 2026	105	98
Royal Dutch Shell PLC 1.75% 2021	435	417
Schlumberger BV 3.00% 2020[4]	125	124
Schlumberger BV 4.00% 2025[4]	165	163
Statoil ASA 3.25% 2024	85	83
TC PipeLines, LP 4.375% 2025	430	422
Total Capital International 2.875% 2022	230	226
TransCanada PipeLines Ltd. 4.25% 2028	615	603
Woodside Finance Ltd. 4.60% 2021[4]	185	188
		10,110

Consumer staples 2.23%
Altria Group, Inc. 2.85% 2022	250	243
Altria Group, Inc. 2.95% 2023	200	194
Anheuser-Busch InBev NV 2.65% 2021	340	333
Anheuser-Busch InBev NV 3.65% 2026	735	698
Constellation Brands, Inc. 3.20% 2023	386	375
Costco Wholesale Corp. 2.30% 2022	285	275
Costco Wholesale Corp. 2.75% 2024	285	275
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.976% 2021[5]	960	960
General Mills, Inc. 3.20% 2021	285	283
Keurig Dr. Pepper Inc. 4.057% 2023[4]	900	896
Kroger Co. 2.00% 2019	410	409
Molson Coors Brewing Co. 1.45% 2019	80	79
Molson Coors Brewing Co. 2.10% 2021	90	86
Molson Coors Brewing Co. 3.00% 2026	245	219
PepsiCo, Inc. 1.70% 2021	420	403

64	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
PepsiCo, Inc. 2.00% 2021	$710	$689
Philip Morris International Inc. 1.875% 2021	165	160
Reynolds American Inc. 4.00% 2022	70	70
Reynolds American Inc. 4.45% 2025	945	942
Reynolds American Inc. 5.70% 2035	310	319
Reynolds American Inc. 5.85% 2045	220	226
Wal-Mart Stores, Inc. 3.125% 2021	449	449
Wal-Mart Stores, Inc. 2.35% 2022	715	687
Wal-Mart Stores, Inc. 3.40% 2023	335	334
Wal-Mart Stores, Inc. 3.70% 2028	339	334
		9,938

Consumer discretionary 1.58%
Amazon.com, Inc. 2.40% 2023	500	478
Amazon.com, Inc. 2.80% 2024	500	477
American Honda Finance Corp. 2.65% 2021	645	636
American Honda Finance Corp. 2.30% 2026	80	71
American Honda Finance Corp. 3.50% 2028	325	313
Bayerische Motoren Werke AG 1.45% 2019[4]	340	335
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	250	237
Ford Motor Credit Co. 3.157% 2020	550	541
Ford Motor Credit Co. 3.219% 2022	205	196
General Motors Co. 4.00% 2025	145	137
General Motors Co. 4.35% 2025	200	193
General Motors Financial Co. 3.70% 2020	320	320
Home Depot, Inc. 1.80% 2020	480	471
Home Depot, Inc. 4.40% 2021	350	359
McDonald’s Corp. 3.70% 2026	135	132
McDonald’s Corp. 3.50% 2027	460	440
Newell Rubbermaid Inc. 3.15% 2021	42	41
NIKE, Inc. 2.375% 2026	615	553
Starbucks Corp. 2.00% 2018	200	200
Starbucks Corp. 3.80% 2025	782	760
Starbucks Corp. 4.00% 2028	185	180
		7,070

Communication services 1.45%
21st Century Fox America, Inc. 3.70% 2025	205	202
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[5]	226	227
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	166
Comcast Corp. 3.45% 2021	672	672
Comcast Corp. 3.95% 2025	539	538
Comcast Corp. 2.35% 2027	435	381
Deutsche Telekom International Finance BV 2.82% 2022[4]	405	394
NBCUniversal Media, LLC 5.15% 2020	350	360
Time Warner Inc. 3.80% 2027	150	141
Verizon Communications Inc. 4.125% 2027	188	186
Verizon Communications Inc. 4.329% 2028	316	314
Verizon Communications Inc. 4.50% 2033	1,000	974
Verizon Communications Inc. 4.40% 2034	250	237
Vodafone Group PLC 3.75% 2024	555	543
Vodafone Group PLC 4.125% 2025	445	437
Vodafone Group PLC 4.375% 2028	425	411
Walt Disney Co. 5.50% 2019	300	303
		6,486

Real estate 0.89%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	57
American Campus Communities, Inc. 3.75% 2023	300	296
American Campus Communities, Inc. 4.125% 2024	415	411
Corporate Office Properties LP 5.25% 2024	235	242
ERP Operating LP 4.625% 2021	215	222

Private Client Services Funds	65

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Real estate (continued)
Essex Portfolio LP 3.50% 2025	$490	$471
Kimco Realty Corp. 3.40% 2022	35	34
Scentre Group 2.375% 2019[4]	100	99
Scentre Group 3.50% 2025[4]	250	239
Simon Property Group, LP 2.50% 2021	460	449
WEA Finance LLC 2.70% 2019[4]	475	473
WEA Finance LLC 3.25% 2020[4]	355	353
Welltower Inc. 3.95% 2023	645	644
		3,990

Industrials 0.86%
3M Co. 3.625% 2028	230	228
Airbus Group SE 2.70% 2023[4]	85	82
General Electric Co. 2.70% 2022	300	283
Lockheed Martin Corp. 3.10% 2023	95	93
Lockheed Martin Corp. 3.55% 2026	95	93
Northrop Grumman Corp. 2.55% 2022	425	409
Republic Services, Inc. 5.00% 2020	350	358
Rockwell Collins, Inc. 2.80% 2022	375	364
Rockwell Collins, Inc. 3.20% 2024	275	264
Union Pacific Corp. 3.50% 2023	360	359
Union Pacific Corp. 3.75% 2025	230	228
United Technologies Corp. 3.65% 2023	785	777
Waste Management, Inc. 4.60% 2021	300	307
		3,845

Information technology 0.80%
Apple Inc. 1.80% 2020	475	466
Apple Inc. 1.55% 2021	575	550
Apple Inc. 2.50% 2022	190	185
Broadcom Ltd. 2.375% 2020	270	267
Broadcom Ltd. 3.00% 2022	730	707
Broadcom Ltd. 3.625% 2024	270	259
Broadcom Ltd. 3.875% 2027	185	170
Cisco Systems, Inc. 2.20% 2023	520	491
Oracle Corp. 2.375% 2019	500	500
		3,595

Materials 0.09%
Sherwin-Williams Co. 2.75% 2022	165	159
Sherwin-Williams Co. 3.125% 2024	70	67
Sherwin-Williams Co. 3.45% 2027	175	162
		388

Total corporate bonds & notes		91,893

Mortgage-backed obligations 6.65%
Federal agency mortgage-backed obligations 6.53%
Fannie Mae 4.50% 2019[6]	4	4
Fannie Mae 4.50% 2020[6]	43	43
Fannie Mae 3.50% 2025[6]	1,597	1,597
Fannie Mae 5.50% 2038[6]	310	332
Fannie Mae 5.00% 2041[6]	597	631
Fannie Mae 5.00% 2041[6]	134	142
Fannie Mae 3.50% 2047[6]	3,942	3,842
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[6]	7	7
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[5,6]	445	421
Freddie Mac 3.50% 2045[6]	2,073	2,034
Freddie Mac 3.50% 2048[6,7]	1,490	1,451
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]	20	22
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[6]	544	552

66	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	$250	$244
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	1,320	1,301
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[6]	1,010	946
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[5,6]	255	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[5,6]	690	666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[6]	480	462
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	452	436
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[5,6]	268	255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	552	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	274	264
Government National Mortgage Assn. 4.50% 2040[6]	52	55
Government National Mortgage Assn. 4.00% 2048[6,7]	7,570	7,619
Government National Mortgage Assn. 4.50% 2048[6,7]	4,270	4,374
Government National Mortgage Assn. 5.647% 2059[6]	3	3
Government National Mortgage Assn. 5.064% 2064[6]	57	58
Government National Mortgage Assn. 6.64% 2064[6]	155	160
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.286% 2062[5,6]	446	450
		29,156

Collateralized mortgage-backed obligations (privately originated) 0.12%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.166% 2024[5,6]	9	9
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 2027[4,5,6,8]	180	180
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,5,6]	344	336
		525

Total mortgage-backed obligations		29,681

Asset-backed obligations 3.00%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,6]	893	893
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,6]	770	763
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[6]	198	198
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[6]	270	269
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[4,6]	181	181
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 2020[6]	995	994
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,6]	224	224
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,6]	191	192
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,6]	502	499
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,6]	460	457
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,6]	2,365	2,290
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[6]	210	208
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[4,6]	442	432
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,6]	428	420
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[6]	95	95
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	754	753
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[6]	400	400
Synchrony Credfit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[6]	1,390	1,388
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,6]	267	263
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,6]	435	438
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,6]	610	605
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[6]	1,425	1,423
		13,385

Private Client Services Funds	67

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 1.86%
Fannie Mae 1.75% 2019	$1,710	$1,696
Fannie Mae 2.375% 2023	2,442	2,378
Fannie Mae 2.125% 2026	400	371
Federal Home Loan Bank 1.875% 2020	3,015	2,976
United States Agency for International Development, Ukraine, 1.844% 2019	875	871
		8,292

Municipals 1.21%
Florida 0.46%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	2,060	2,054

California 0.31%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	804
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	244
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	316
		1,364

New Jersey 0.23%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	659
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	350	350
		1,009

Illinois 0.21%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[6]	1,000	945

Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25	24

Total municipals		5,396

Bonds & notes of governments & government agencies outside the U.S. 0.61%
European Investment Bank 2.25% 2022	751	730
Manitoba (Province of) 3.05% 2024	200	196
Ontario (Province of) 3.20% 2024	500	495
Saudi Arabia (Kingdom of) 4.00% 2025[4]	430	423
Saudi Arabia (Kingdom of) 4.50% 2030[4]	445	439
United Mexican States 4.15% 2027	460	439
		2,722

Total bonds, notes & other debt instruments (cost: $428,825,000)		417,459

68	Private Client Services Funds

Capital Group Core Bond Fund

Short-term securities 9.17%	Principal amount (000)	Value (000)
Colgate-Palmolive Co. 2.17% due 11/6/2018[4]	$2,600	$2,599
Emerson Electric Co. 2.21% due 11/13/2018[4]	12,000	11,990
Federal Home Loan Bank 2.07% due 11/2/2018	10,500	10,500
Kimberly-Clark Corp. 2.17% due 11/1/2018[4]	11,700	11,699
Swedbank AB 2.17% due 11/1/2018	4,100	4,100

Total short-term securities (cost: $40,890,000)		40,888
Total investment securities 102.73% (cost: $469,715,000)		458,347
Other assets less liabilities (2.73%)		(12,166)

Net assets 100.00%		$446,181

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	10/31/2018	receipts	at 10/31/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
2.55%	3-month USD-LIBOR	4/3/2020	$14,700	$(91)	$—	$(91)
2.5725%	3-month USD-LIBOR	4/4/2020	18,720	(111)	—	(111)
2.599%	3-month USD-LIBOR	4/6/2020	12,400	(69)	—	(69)
3-month USD-LIBOR	2.761%	4/27/2020	15,000	56	—	56
3-month USD-LIBOR	2.75%	4/30/2020	8,000	32	—	32
3-month USD-LIBOR	2.746%	5/1/2020	11,400	46	—	46
3-month USD-LIBOR	2.7515%	5/3/2020	11,420	46	—	46
					$—	$(91)

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $21,000, which represented less than .01% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,323,000, which represented 9.93% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $180,000, which represented .04% of the net assets of the fund.

Key to abbreviations and symbol

Auth. = Authority

Dev. = Development

Econ. = Economic

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

TBA = To-be-announced

USD/$ = U.S. dollars

Private Client Services Funds	69

Capital Group Global Equity Fund

Investment portfolio October 31, 2018

Common stocks 90.13%	Shares	Value (000)
Information technology 18.80%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	312,620	$11,911
Visa Inc., Class A	84,870	11,699
GoDaddy Inc., Class A1	145,200	10,624
Broadcom Inc.	45,023	10,062
ASML Holding NV	51,618	8,824
Apple Inc.	32,394	7,090
Keyence Corp.	10,730	5,259
Murata Manufacturing Co., Ltd.	34,000	5,172
SAP SE	44,115	4,730
VTech Holdings Ltd.	393,900	4,621
Microsoft Corp.	37,300	3,984
Jack Henry & Associates, Inc.	25,916	3,883
Telefonaktiebolaget LM Ericsson, Class B	421,825	3,678
Hamamatsu Photonics KK	106,600	3,571
Intel Corp.	74,900	3,511
Accenture PLC, Class A	21,200	3,342
Global Payments Inc.	16,670	1,904
QUALCOMM Inc.	29,645	1,864
Texas Instruments Inc.	9,315	865
		106,594

Financials 15.54%
CME Group Inc., Class A	72,100	13,212
AIA Group Ltd.	1,478,600	11,191
JPMorgan Chase & Co.	99,180	10,813
Intercontinental Exchange, Inc.	79,635	6,135
Moody’s Corp.	36,200	5,266
Aon PLC, Class A	27,600	4,311
DNB ASA	227,282	4,113
HDFC Bank Ltd. (ADR)	39,830	3,541
Bank of New York Mellon Corp.	68,230	3,229
Marsh & McLennan Companies, Inc.	32,885	2,787
Sampo Oyj, Class A	57,398	2,643
Wells Fargo & Co.	49,355	2,627
Huntington Bancshares Inc.	168,550	2,415
Chubb Ltd.	16,270	2,032
Svenska Handelsbanken AB, Class A	173,358	1,886
KBC Groep NV	25,596	1,766
RenaissanceRe Holdings Ltd.	13,900	1,698
Lloyds Banking Group PLC	2,266,700	1,658
State Street Corp.	17,664	1,214
Prudential PLC	58,055	1,165
London Stock Exchange Group PLC	20,400	1,125
Toronto-Dominion Bank	19,670	1,091
BNP Paribas SA	16,948	886
First Republic Bank	8,200	746
Nasdaq, Inc.	6,300	546
		88,096

Industrials 12.00%
Safran SA	103,393	13,356
Airbus SE, non-registered shares	86,492	9,572
Deere & Co.	50,260	6,807
CSX Corp.	87,300	6,012
Northrop Grumman Corp.	16,500	4,322
SMC Corp.	12,800	4,101
Boeing Co.	10,590	3,758
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.)	36,700	3,010
TransDigm Group Inc.[1]	8,030	2,652

70	Private Client Services Funds

Capital Group Global Equity Fund

Common stocks	Shares	Value (000)
Equifax Inc.	25,600	$2,597
Waste Connections, Inc.	28,555	2,183
Jardine Matheson Holdings Ltd.	37,500	2,164
Hexcel Corp.	30,630	1,792
IDEX Corp.	13,350	1,693
DSV A/S	14,863	1,195
DKSH Holding AG	14,647	988
Hoshizaki Corp.	11,600	937
Brenntag AG	17,259	903
		68,042

Consumer staples 9.68%
Nestlé SA	82,135	6,942
Pernod Ricard SA	44,586	6,807
Carlsberg A/S, Class B	57,775	6,373
L’Oréal SA, non-registered shares	23,043	5,191
Costco Wholesale Corp.	21,650	4,950
Danone SA	60,668	4,300
Mondelez International, Inc.	102,000	4,282
Reckitt Benckiser Group PLC	50,945	4,124
Philip Morris International Inc.	43,040	3,791
Walgreens Boots Alliance, Inc.	34,000	2,712
Diageo PLC	71,785	2,485
Coca-Cola Co.	35,290	1,690
Imperial Brands PLC	35,300	1,197
		54,844

Health care 8.47%
AstraZeneca PLC	101,485	7,770
Gilead Sciences, Inc.	91,207	6,218
UnitedHealth Group Inc.	20,590	5,381
EssilorLuxottica	37,835	5,175
Seattle Genetics, Inc.[1]	74,080	4,158
Novo Nordisk A/S, Class B	87,302	3,776
Danaher Corp.	35,200	3,499
Abbott Laboratories	43,600	3,006
Eli Lilly and Co.	20,375	2,209
Johnson & Johnson	15,170	2,124
Express Scripts Holding Co.[1]	17,405	1,688
Integra LifeSciences Holdings Corp.[1]	21,900	1,173
Merck & Co., Inc.	13,800	1,016
Agios Pharmaceuticals, Inc.[1]	13,100	826
		48,019

Communication services 6.68%
SoftBank Group Corp.	93,300	7,482
Alphabet Inc., Class A1	3,295	3,594
Alphabet Inc., Class C1	1,839	1,980
Naspers Ltd., Class N (ADR)	155,405	5,436
Comcast Corp., Class A	102,500	3,909
Activision Blizzard, Inc.	49,920	3,447
Facebook, Inc., Class A1	21,300	3,233
Charter Communications, Inc., Class A1	7,027	2,251
SES SA, Class A (FDR)	69,377	1,491
NTT DoCoMo, Inc.	50,900	1,283
JCDecaux SA	32,167	1,059

Private Client Services Funds	71

Capital Group Global Equity Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Electronic Arts Inc.[1]	11,300	$1,028
Modern Times Group MTG AB, Class B	24,325	899
América Móvil, SAB de CV, Series L (ADR)	54,400	783
		37,875

Consumer discretionary 6.66%
Las Vegas Sands Corp.	149,880	7,648
Amazon.com, Inc.[1]	4,645	7,423
Hilton Worldwide Holdings Inc.	101,300	7,209
LVMH Moët Hennessy-Louis Vuitton SE	11,501	3,502
YUM! Brands, Inc.	34,600	3,128
NIKE, Inc., Class B	19,000	1,426
Starbucks Corp.	22,500	1,311
BCA Marketplace PLC	506,738	1,305
Samsonite International SA	448,800	1,288
Hermès International	2,203	1,260
DENSO Corp.	18,200	815
Wynn Macau, Ltd.	389,200	803
Hyundai Motor Co., Series 2 (GDR)[2,3]	20,606	640
		37,758

Energy 5.11%
Royal Dutch Shell PLC, Class B (ADR)	135,795	8,923
Schlumberger Ltd.	112,986	5,797
Chevron Corp.	48,844	5,454
Enbridge Inc. (CAD denominated)	133,100	4,147
EOG Resources, Inc.	39,145	4,124
Helmerich & Payne, Inc.	8,300	517
		28,962

Materials 2.61%
Asahi Kasei Corp.	432,600	5,203
Nutrien Ltd. (CAD denominated)	76,600	4,055
Air Liquide SA, non-registered shares	11,949	1,448
Givaudan SA	555	1,347
Linde PLC	7,145	1,182
Rio Tinto PLC	22,242	1,081
Steel Dynamics, Inc.	12,100	479
		14,795

Real estate 2.33%
American Tower Corp. REIT	37,900	5,905
Crown Castle International Corp. REIT	45,675	4,967
Link Real Estate Investment Trust REIT	148,500	1,316
Equinix, Inc. REIT	2,700	1,023
		13,211

Utilities 2.25%
AES Corp.	339,350	4,948
Sempra Energy	24,530	2,701
Enel SPA	381,894	1,875
Iberdrola, SA, non-registered shares	242,224	1,716
National Grid PLC	143,085	1,516
		12,756

Total common stocks (cost: $380,331,000)		510,952

72	Private Client Services Funds

Capital Group Global Equity Fund

Short-term securities 9.75%	Principal amount (000)	Value (000)
Québec (Province of) 2.15% due 11/26/2018[3]	$12,000	$11,980
Société Générale 2.30% due 11/23/2018–11/26/2018[3]	14,800	14,777
Swedbank AB 2.32% due 12/17/2018	15,000	14,957
Toronto-Dominion Bank 2.29%–2.36% due 11/21/2018–12/21/2018[3]	13,600	13,564

Total short-term securities (cost: $55,279,000)		55,278
Total investment securities 99.88% (cost: $435,610,000)		566,230
Other assets less liabilities 0.12%		690

Net assets 100.00%		$566,920

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $640,000, which represented .11% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,961,000, which represented 7.23% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

dba = doing business as

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

Private Client Services Funds	73

Capital Group International Equity Fund

Investment portfolio October 31, 2018

Common stocks 76.38%	Shares	Value (000)
Financials 13.35%
AIA Group Ltd.	3,580,400	$27,097
London Stock Exchange Group PLC	345,100	19,034
Sampo Oyj, Class A	315,101	14,512
Prudential PLC	636,470	12,777
Lloyds Banking Group PLC	16,821,900	12,303
HDFC Bank Ltd. (ADR)	127,000	11,292
DBS Group Holdings Ltd	479,100	8,114
Svenska Handelsbanken AB, Class A	668,749	7,274
Deutsche Boerse AG	55,720	7,059
BNP Paribas SA	129,245	6,753
Société Générale	153,746	5,656
KBC Groep NV	73,796	5,090
Euronext NV	68,573	4,229
Aon PLC, Class A	25,000	3,905
ABN AMRO Group NV, depository receipts	157,776	3,878
DNB ASA	206,070	3,729
AIB Group PLC	494,541	2,393
		155,095

Industrials 13.13%
Safran SA	259,052	33,464
Airbus SE, non-registered shares	236,435	26,167
SMC Corp.	68,500	21,946
Jardine Matheson Holdings Ltd.	217,400	12,546
ASSA ABLOY AB, Class B	573,966	11,446
Nidec Corp.	67,100	8,617
DSV A/S	95,532	7,681
DKSH Holding AG	90,438	6,102
Brenntag AG	106,331	5,561
RELX PLC	265,700	5,264
Hoshizaki Corp.	54,600	4,408
Canadian National Railway Co.	43,600	3,727
Kubota Corp.	204,200	3,225
Ryanair Holdings PLC (ADR)[1]	29,980	2,482
		152,636

Consumer staples 12.10%
Nestlé SA	266,027	22,483
Carlsberg A/S, Class B	194,189	21,421
Pernod Ricard SA	139,205	21,254
L’Oréal SA, non-registered shares	71,644	16,140
Diageo PLC	448,345	15,522
Danone SA	157,773	11,183
Imperial Brands PLC	193,678	6,568
British American Tobacco PLC	145,200	6,298
Associated British Foods PLC	166,950	5,092
TSURUHA Holdings, Inc.	36,600	3,815
Reckitt Benckiser Group PLC	39,900	3,230
KOSÉ Corp.	18,300	2,736
Uni-Charm Corp.	95,100	2,589
Meiji Holdings Co., Ltd.	35,000	2,326
		140,657

Information technology 10.29%
Keyence Corp.	44,400	21,760
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	560,000	21,336
SAP SE	189,514	20,319
ASML Holding NV	116,639	19,938

74	Private Client Services Funds

Capital Group International Equity Fund

Common stocks	Shares	Value (000)
Hamamatsu Photonics KK	550,400	$18,439
Murata Manufacturing Co., Ltd.	99,200	15,091
Samsung Electronics Co., Ltd., preferred (GDR)	3,509	2,744
		119,627

Health care 9.15%
AstraZeneca PLC	395,050	30,247
Novo Nordisk A/S, Class B	510,839	22,095
EssilorLuxottica	157,440	21,532
Genmab A/S1	70,795	9,699
HOYA Corp.	115,200	6,548
Sonova Holding AG	27,951	4,567
Novartis AG	45,130	3,954
Grifols, SA, Class B, nonvoting preferred, non-registered shares	188,751	3,878
Hutchison China MediTech Ltd. (ADR)[1]	116,044	3,803
		106,323

Consumer discretionary 6.18%
LVMH Moët Hennessy-Louis Vuitton SE	54,973	16,737
Kering SA	22,080	9,843
BCA Marketplace PLC	3,681,468	9,482
MercadoLibre, Inc.	28,150	9,135
InterContinental Hotels Group PLC	118,900	6,246
Samsonite International SA	1,935,000	5,552
Ryohin Keikaku Co., Ltd.	15,500	4,095
Wynn Macau, Ltd.	1,533,000	3,163
Hermès International	4,983	2,850
DENSO Corp.	61,800	2,766
Huazhu Group Ltd. (ADR)	73,200	1,915
		71,784

Communication services 4.57%
SoftBank Group Corp.	218,600	17,529
NTT DoCoMo, Inc.	334,900	8,443
Modern Times Group MTG AB, Class B	198,349	7,330
SES SA, Class A (FDR)	335,412	7,209
JCDecaux SA	176,649	5,814
Vodafone Group PLC	1,895,870	3,582
Naspers Ltd., Class N (ADR)	92,250	3,227
		53,134

Materials 2.95%
Asahi Kasei Corp.	721,500	8,677
Shin-Etsu Chemical Co., Ltd.	75,400	6,327
Givaudan SA	2,517	6,108
Air Liquide SA, non-registered shares	39,736	4,816
Kansai Paint Co., Ltd.	245,420	3,634
Rio Tinto PLC	56,190	2,732
Amcor Ltd.	213,815	2,014
		34,308

Energy 2.30%
Royal Dutch Shell PLC, Class B	501,490	16,442
TOTAL SA	90,624	5,333
Ensco PLC, Class A	689,900	4,926
		26,701

Private Client Services Funds	75

Capital Group International Equity Fund

Common stocks (continued)	Shares	Value (000)
Utilities 1.62%
Enel SPA	1,737,850	$8,531
Iberdrola, SA, non-registered shares	1,103,497	7,819
SSE PLC	171,954	2,509
		18,859

Real estate 0.74%
Link Real Estate Investment Trust REIT	973,500	8,628

Total common stocks (cost: $677,330,000)		887,752

Short-term securities 23.79%	Principal amount (000)
Apple Inc. 2.20% due 11/2/2018[2]	$10,000	9,999
BNP Paribas, New York Branch 2.16% due 11/1/2018	10,500	10,499
Federal Home Loan Bank 2.07%–2.22% due 11/5/2018–1/2/2019	81,700	81,599
John Deere Capital Corp. 2.25% due 11/14/2018[2]	20,000	19,982
MUFG Bank, Ltd., New York Branch 2.19% due 11/6/2018	10,000	9,996
Novartis Finance Corp. 2.21% due 11/2/2018[2]	19,600	19,598
Sanofi 2.24% due 12/14/2018[2]	10,000	9,972
U.S. Treasury Bills 2.16%–2.18% due 11/15/2018–12/11/2018	90,000	89,831
Victory Receivables Corp. 2.20% due 11/16/2018[2]	25,000	24,975

Total short-term securities (cost: $276,457,000)		276,451
Total investment securities 100.17% (cost: $953,787,000)		1,164,203
Other assets less liabilities (0.17)%		(2,025)

Net assets 100.00%		$1,162,178

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,526,000, which represented 7.27% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

76	Private Client Services Funds

Capital Group U.S. Equity Fund

Investment portfolio October 31, 2018

Common stocks 95.40%	Shares	Value (000)
Information technology 18.24%
Visa Inc., Class A	53,330	$7,352
Microsoft Corp.	67,095	7,167
Jack Henry & Associates, Inc.	43,020	6,446
Apple Inc.	16,565	3,625
Broadcom Inc.	10,381	2,320
Texas Instruments Inc.	22,540	2,092
Global Payments Inc.	16,705	1,908
GoDaddy Inc., Class A1	21,500	1,573
ASML Holding NV (New York registered)	8,840	1,524
Accenture PLC, Class A	9,200	1,450
QUALCOMM Inc.	21,345	1,342
Analog Devices, Inc.	14,156	1,185
HP Inc.	40,520	978
Intel Corp.	14,300	670
Micro Focus International PLC, depository receipt	36,100	554
Trimble Inc.[1]	14,705	550
		40,736

Financials 16.86%
CME Group Inc., Class A	29,025	5,318
Marsh & McLennan Companies, Inc.	62,490	5,296
Chubb Ltd.	31,040	3,877
JPMorgan Chase & Co.	33,730	3,677
Wells Fargo & Co.	68,415	3,642
Aon PLC, Class A	16,300	2,546
Bank of New York Mellon Corp.	53,390	2,527
Intercontinental Exchange, Inc.	29,350	2,261
SVB Financial Group[1]	9,500	2,254
Huntington Bancshares Inc.	141,930	2,034
Moody’s Corp.	12,575	1,829
Nasdaq, Inc.	12,600	1,093
Toronto-Dominion Bank	12,245	679
State Street Corp.	5,600	385
MSCI Inc.	1,600	241
		37,659

Industrials 12.77%
Waste Connections, Inc.	72,800	5,565
CSX Corp.	52,800	3,636
Northrop Grumman Corp.	11,000	2,881
Boeing Co.	6,170	2,189
Deere & Co.	14,620	1,980
TransDigm Group Inc.[1]	5,205	1,719
Hexcel Corp.	26,315	1,540
Airbus Group SE (ADR)	50,200	1,384
Equifax Inc.	13,350	1,354
IDEX Corp.	9,800	1,243
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.)	13,100	1,074
Norfolk Southern Corp.	6,285	1,055
Eaton Corp. PLC	14,700	1,054
Waste Management, Inc.	11,120	995
Lockheed Martin Corp.	2,075	610
C.H. Robinson Worldwide, Inc.	2,685	239
		28,518

Private Client Services Funds	77

Capital Group U.S. Equity Fund

Common stocks (continued)	Shares	Value (000)
Health care 12.03%
UnitedHealth Group Inc.	22,005	$5,751
Humana Inc.	7,665	2,456
Merck & Co., Inc.	27,585	2,030
Danaher Corp.	19,973	1,985
Seattle Genetics, Inc.[1]	33,530	1,882
Express Scripts Holding Co.[1]	19,085	1,851
Gilead Sciences, Inc.	26,924	1,836
Eli Lilly and Co.	16,900	1,833
Johnson & Johnson	10,380	1,453
AstraZeneca PLC (ADR)	35,150	1,363
Medtronic PLC	14,015	1,259
EssilorLuxottica (ADR)	14,080	961
Abbott Laboratories	13,380	922
Agios Pharmaceuticals, Inc.[1]	10,270	648
Ultragenyx Pharmaceutical Inc.[1]	13,345	647
		26,877

Consumer staples 9.70%
Philip Morris International Inc.	45,230	3,983
Diageo PLC (ADR)	26,700	3,689
Costco Wholesale Corp.	13,200	3,018
Procter & Gamble Co.	29,751	2,638
Nestlé SA (ADR)	30,305	2,554
Coca-Cola Co.	42,120	2,017
Mondelez International, Inc.	29,500	1,239
Hormel Foods Corp.	17,200	751
Carlsberg A/S, Class B (ADR)	31,725	700
Danone (ADR)	44,389	628
Reckitt Benckiser Group PLC (ADR)	28,160	456
		21,673

Energy 7.31%
Schlumberger Ltd.	59,344	3,045
Chevron Corp.	24,340	2,718
Enbridge Inc.	81,400	2,532
EOG Resources, Inc.	22,765	2,398
ConocoPhillips	22,985	1,607
Helmerich & Payne, Inc.	19,200	1,196
Royal Dutch Shell PLC, Class B (ADR)	18,100	1,189
Halliburton Co.	20,400	707
Cimarex Energy Co.	6,500	517
Occidental Petroleum Corp.	6,150	412
		16,321

Communication services 6.21%
Comcast Corp., Class A	119,150	4,545
Charter Communications, Inc., Class A1	10,236	3,279
Alphabet Inc., Class C1	1,742	1,876
Alphabet Inc., Class A1	360	392
Activision Blizzard, Inc.	21,200	1,464
Facebook, Inc., Class A1	7,100	1,078
Verizon Communications Inc.	16,835	961
Electronic Arts Inc.[1]	3,100	282
		13,877

78	Private Client Services Funds

Capital Group U.S. Equity Fund

Common stocks	Shares	Value (000)
Consumer discretionary 5.24%
Amazon.com, Inc.[1]	2,328	$3,720
NIKE, Inc., Class B	33,605	2,522
Hilton Worldwide Holdings Inc.	22,900	1,630
Chipotle Mexican Grill, Inc.[1]	2,480	1,142
Booking Holdings Inc.[1]	520	975
Starbucks Corp.	12,400	722
YUM! Brands, Inc.	6,580	595
Wynn Resorts, Ltd.	4,000	402
		11,708

Real estate 4.05%
Crown Castle International Corp. REIT	35,800	3,893
American Tower Corp. REIT	18,300	2,851
Equinix, Inc. REIT	3,800	1,439
Iron Mountain Inc. REIT	27,950	856
		9,039

Utilities 1.75%
Sempra Energy	25,005	2,754
Edison International	10,100	701
NextEra Energy, Inc.	2,600	448
		3,903

Materials 1.24%
Linde PLC	9,806	1,622
Sherwin-Williams Co.	1,570	618
Steel Dynamics, Inc.	13,400	531
		2,771

Total common stocks (cost: $144,229,000)		213,082

Short-term securities 4.43%	Principal amount (000)
Federal Home Loan Bank 2.17% due 11/2/2018	$1,200	1,200
Intel Corp. 2.21% due 11/6/2018[2]	2,000	1,999
Swedbank AB 2.17% due 11/1/2018	2,700	2,700
Tennessee Valley Authority 2.20% due 11/6/2018	2,000	1,999
Wal-Mart Stores, Inc. 2.26% due 11/20/2018[2]	2,000	1,998

Total short-term securities (cost: $9,896,000)		9,896
Total investment securities 99.83% (cost: $154,125,000)		222,978
Other assets less liabilities 0.17%		380

Net assets 100.00%		$223,358

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,997,000, which represented 1.79% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

dba = doing business as

Private Client Services Funds	79

Financial statements

Statements of assets and liabilities

at October 31, 2018

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$475,795		$139,470		$449,465
Cash	537		162		43
Cash pledged for futures contracts	171		35		148
Cash denominated in currencies other than U.S. dollars	—		—		—
Receivables for:
Sales of investments	1,000		1,301		—
Sales of fund’s shares	1,439		—		3,423
Dividends and interest	5,282		1,390		4,046
Variation margin on swap contracts	—		—		—
Other	18		4		16
Total assets	484,242		142,362		457,141
Liabilities:
Payables for:
Purchases of investments	9,108		4,541		5,130
Repurchases of fund’s shares	1,067		95		12
Dividends on fund’s shares	—		—		—
Investment advisory services	101		30		95
Variation margin on futures contracts	43		9		39
Variation margin on swap contracts	—		—		—
Other	—	*	—	*	—	*
Total liabilities	10,319		4,675		5,276
Net assets at October 31, 2018	$473,923		$137,687		$451,865

Net assets consist of:
Capital paid in on shares of beneficial interest	$479,674		$139,836		$453,996
Total (accumulated loss) distributable earnings	(5,751)		(2,149)		(2,131)
Net assets at October 31, 2018	$473,923		$137,687		$451,865
Investment securities in unaffiliated issuers, at cost	$480,743		$140,791		$452,042
Cash denominated in currencies other than U.S. dollars, at cost	—		—		—
Shares outstanding	46,670		13,864		43,704
Net asset value per share	$10.15		$9.93		$10.34

*	Amount less than one thousand.

See notes to financial statements

80	Private Client Services Funds

(dollars and shares in thousands, except per-share amounts)

Capital Group
California					Capital Group
Short-Term		Capital Group		Capital Group	International	Capital Group
Municipal Fund		Core Bond Fund		Global Equity Fund	Equity Fund	U.S. Equity Fund

$127,752		$458,347		$566,230	$1,164,203	$222,978
925		29		58	26	48
28		—		—	—	—
—		—		58	705	5

—		4,388		—	—	332
—		—		52	705	—
1,235		1,937		896	4,216	170
—		20		—	—	—
4		7		—	—	—
129,944		464,728		567,294	1,169,855	223,533

1,089		18,227		—	—	—
52		39		15	6,690	92
—		168		—	—	—
26		95		323	772	83
6		—		—	—	—
—		18		—	—	—
—	*	—	*	36	215	—
1,173		18,547		374	7,677	175
$128,771		$446,181		$566,920	$1,162,178	$223,358

$129,882		$459,853		$404,361	$939,196	$139,849
(1,111)		(13,672)		162,559	222,982	83,509
$128,771		$446,181		$566,920	$1,162,178	$223,358
$128,698		$469,715		$435,610	$953,787	$154,125

—		—		58	715	5
12,794		45,438		37,996	91,763	9,803
$10.06		$9.82		$14.92	$12.67	$22.78

Private Client Services Funds	81

Statements of operations

for the year ended October 31, 2018

			Capital Group
	Capital Group	Capital Group	California
	Core Municipal	Short-Term	Core Municipal
	Fund	Municipal Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$—	$—	$—
Interest	10,879	2,810	8,626
	10,879	2,810	8,626
Fees and expenses*:
Investment advisory services	1,177	357	1,019
Reports to shareholders	3	3	3
Registration statement and prospectus	33	27	14
Trustees’ compensation	29	29	29
Auditing and legal	34	32	34
Custodian	1	1	1
Other	9	1	5

Total fees and expenses before reimbursements	1,286	450	1,105
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	22	— †

Total reimbursements of fees and expenses	—	22	— †

Total fees and expenses after reimbursements	1,286	428	1,105

Net investment income	9,593	2,382	7,521

Net realized (loss) gain and unrealized (depreciation) appreciation:
Net realized (loss) gain on:
Investments
Unaffiliated issuers	(777)	(603)	511
Futures contracts	(54)	(6)	(24)
Swap contracts	—	—	—
Currency transactions	—	—	—
	(831)	(609)	487
Net unrealized (depreciation) appreciation
Investments
Unaffiliated issuers	(9,822)	(1,694)	(9,301)
Futures contracts	(11)	(16)	14
Swap contracts	—	—	—
Currency translations	—	—	—
	(9,833)	(1,710)	(9,287)
Net realized (loss) gain and unrealized (depreciation) appreciation	(10,664)	(2,319)	(8,800)

Net (decrease) increase in net assets resulting from operations	$(1,071)	$63	$(1,279)

*	Additional information related to non-U.S. taxes and fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

82	Private Client Services Funds

(dollars in thousands)

Capital Group
California			Capital Group
Short-Term	Capital Group	Capital Group	International	Capital Group
Municipal Fund	Core Bond Fund	Global Equity Fund	Equity Fund	U.S. Equity Fund

$—	$—	$11,519	$35,534	$4,250
1,883	10,444	529	2,657	157
1,883	10,444	12,048	38,191	4,407

298	1,105	3,855	10,509	1,001
3	3	—	—	—
7	37	—	—	—
29	29	29	28	23
32	34	11	11	6
1	11	—	—	—
—	14	4	5	3
370	1,233	3,899	10,553	1,033

12	—	44	44	32
12	—	44	44	32
358	1,233	3,855	10,509	1,001
1,525	9,211	8,193	27,682	3,406

(196)	(1,639)	27,531	66,629	15,415
(16)	(45)	—	—	—
—	141	—	—	—
—	—	(24)	527	(1)
(212)	(1,543)	27,507	67,156	15,414

(1,502)	(12,276)	(34,426)	(189,418)	(6,334)
3	—	—	—	—
—	(91)	—	—	—
—	—	(6)	(56)	—
(1,499)	(12,367)	(34,432)	(189,474)	(6,334)

(1,711)	(13,910)	(6,925)	(122,318)	9,080

$(186)	$(4,699)	$1,268	$(94,636)	$12,486

Private Client Services Funds	83

Statements of changes in net assets

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$9,593	$8,299	$2,382	$2,242	$7,521	$6,544
Net realized (loss) gain	(831)	940	(609)	(240)	487	396
Net unrealized (depreciation) appreciation	(9,833)	(3,877)	(1,710)	(274)	(9,287)	(3,915)

Net (decrease) increase in net assets resulting from operations	(1,071)	5,362	63	1,728	(1,279)	3,025
Distributions paid to shareholders*	(10,407)		(2,344)		(7,873)
Dividends from net investment income		(8,282)		(2,242)		(6,542)
Distributions from net realized gain on investments		(144)		(32)		(284)

Total dividends and distributions paid to shareholders		(8,426)		(2,274)		(6,826)

Net capital share transactions	43,071	40,004	(9,849)	(28,231)	73,017	55,632

Total increase (decrease) in net assets	31,593	36,940	(12,130)	(28,777)	63,865	51,831
Net assets:
Beginning of year	442,330	405,390	149,817	178,594	388,000	336,169

End of year	$473,923	$442,330	$137,687	$149,817	$451,865	$388,000

*	Current year amounts reflect current presentation under new accounting standards.

See notes to financial statements

84	Private Client Services Funds

(dollars in thousands)

Capital Group
California						Capital Group
Short-Term		Capital Group		Capital Group		International		Capital Group
Municipal Fund		Core Bond Fund		Global Equity Fund		Equity Fund		U.S. Equity Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

$1,525	$1,292	$9,211	$6,002	$8,193	$7,917	$27,682	$23,016	$3,406	$3,451
(212)	113	(1,543)	(677)	27,507	21,817	67,156	15,859	15,414	11,282
(1,499)	(296)	(12,367)	(3,359)	(34,432)	88,351	(189,474)	260,319	(6,334)	31,565

(186)	1,109	(4,699)	1,966	1,268	118,085	(94,636)	299,194	12,486	46,298
(1,566)		(9,145)		(27,810)		(22,396)		(13,578)
	(1,292)		(6,147)		(7,255)		(19,754)		(3,244)
	(52)		(1,618)		—		—		(8,959)

	(1,344)		(7,765)		(7,255)		(19,754)		(12,203)

10,697	2,211	43,554	69,985	22,223	(21,188)	(305,033)	(60,784)	(11,270)	(8,035)
8,945	1,976	29,710	64,186	(4,319)	89,642	(422,065)	218,656	(12,362)	26,060

119,826	117,850	416,471	352,285	571,239	481,597	1,584,243	1,365,587	235,720	209,660

$128,771	$119,826	$446,181	$416,471	$566,920	$571,239	$1,162,178	$1,584,243	$223,358	$235,720

Private Client Services Funds	85

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders — Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

86	Private Client Services Funds

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment

Private Client Services Funds	87

adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of October 31, 2018 (dollars in thousands):

Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$431,670	$—	$431,670
Short-term securities	—	44,125	—	44,125
Total	$—	$475,795	$—	$475,795

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18	$—	$—	$18
Liabilities:
Unrealized depreciation on futures contracts	(29)	—	—	(29)
Total	$(11)	$—	$—	$(11)

*	Futures contracts are not included in the investment portfolio.

Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$125,812	$—	$125,812
Short-term securities	—	13,658	—	13,658
Total	$—	$139,470	$—	$139,470

88	Private Client Services Funds

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Liabilities:
Unrealized depreciation on futures contracts	(19)	—	—	(19)
Total	$(16)	$—	$—	$(16)

*	Futures contracts are not included in the investment portfolio.

Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$369,456	$—	$369,456
Short-term securities	—	80,009	—	80,009
Total	$—	$449,465	$—	$449,465

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14	$—	$—	$14

*	Futures contracts are not included in the investment portfolio.

Capital Group California Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$111,328	$—	$111,328
Short-term securities	—	16,424	—	16,424
Total	$—	$127,752	$—	$127,752

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3

*	Futures contracts are not included in the investment portfolio.

Capital Group Core Bond Fund

At October 31, 2018, all of the fund’s investment securities were classified as Level 2.

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Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$106,594	$—	$—	$106,594
Financials	88,096	—	—	88,096
Industrials	68,042	—	—	68,042
Consumer staples	54,844	—	—	54,844
Health care	48,019	—	—	48,019
Communication services	37,875	—	—	37,875
Consumer discretionary	37,118	640	—	37,758
Energy	28,962	—	—	28,962
Materials	14,795	—	—	14,795
Real estate	13,211	—	—	13,211
Utilities	12,756	—	—	12,756
Short-term securities	—	55,278	—	55,278
Total	$510,312	$55,918	$—	$566,230

Capital Group International Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$155,095	$—	$—	$155,095
Industrials	152,636	—	—	152,636
Consumer staples	140,657	—	—	140,657
Information technology	119,627	—	—	119,627
Health care	106,323	—	—	106,323
Consumer discretionary	71,784	—	—	71,784
Communication services	53,134	—	—	53,134
Materials	34,308	—	—	34,308
Energy	26,701	—	—	26,701
Utilities	18,859	—	—	18,859
Real estate	8,628	—	—	8,628
Short-term securities	—	276,451	—	276,451
Total	$887,752	$276,451	$—	$1,164,203

Capital Group U.S. Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$40,736	$—	$—	$40,736
Financials	37,659	—	—	37,659
Industrials	28,518	—	—	28,518
Health care	26,877	—	—	26,877
Consumer staples	21,673	—	—	21,673
Energy	16,321	—	—	16,321
Communication services	13,877	—	—	13,877
Consumer discretionary	11,708	—	—	11,708
Real estate	9,039	—	—	9,039
Utilities	3,903	—	—	3,903
Materials	2,771	—	—	2,771
Short-term securities	—	9,896	—	9,896
Total	$213,082	$9,896	$—	$222,978

90	Private Client Services Funds

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

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Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

92	Private Client Services Funds

5. Certain investment techniques

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Futures contracts — Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Capital Group Core Bond Fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

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The following table presents the average month-end notional amounts of futures contracts and interest rate swaps while held for each fund (dollars in thousands):

	Futures	Interest Rate Swaps
Capital Group Core Municipal Fund	$29,833	Not applicable
Capital Group Short-Term Municipal Fund	14,900	Not applicable
Capital Group California Core Municipal Fund	21,667	Not applicable
Capital Group California Short-Term Municipal	3,750	Not applicable
Capital Group Core Bond Fund	38,400	$110,023

The following tables present the financial statement impacts resulting from the funds’ use of futures contracts and/or interest rate swaps as of, or for the year ended, October 31, 2018 (dollars in thousands):

Capital Group Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$18	Unrealized depreciation*	$29

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(54)	Net unrealized depreciation on futures contracts	$(11)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Capital Group Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3	Unrealized depreciation*	$19

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(6)	Net unrealized depreciation on futures contracts	$(16)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Capital Group California Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$14	Unrealized depreciation*	$—

94	Private Client Services Funds

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(24)	Net unrealized appreciation on futures contracts	$14

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Capital Group California Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(16)	Net unrealized appreciation on futures contracts	$3

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Capital Group Core Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swaps	Interest	Unrealized appreciation*	$180	Unrealized depreciation*	$271

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(45)	Net unrealized appreciation on futures contracts	$—
Swaps	Interest	Net realized gain on swap contracts	141	Net unrealized depreciation on swap contracts	(91)
			$96		$(91)

*	Includes cumulative appreciation/depreciation on interest rate swaps as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The funds participate in a collateral program that call for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Private Client Services Funds	95

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; income on certain investments; amortization of premiums and discounts and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2018, are as follows (dollars in thousands):

			Capital	Capital
	Capital	Capital	Group	Group
	Group	Group	California	California
	Core	Short-Term	Core	Short-Term
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund
Undistributed tax-exempt income	25	29	11	28
Undistributed long-term capital gains	—	—	449	—
Capital loss carryforward*	(841)	(861)	—	(207)
Gross unrealized appreciation on investments	979	90	1,590	47
Gross unrealized depreciation on investments	(5,912)	(1,406)	(4,181)	(980)
Net unrealized (depreciation) appreciation on investments	(4,933)	(1,316)	(2,591)	(933)
Cost of investments	480,717	140,771	452,070	128,688
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	10	—	57	(2)

96	Private Client Services Funds

	Capital	Capital	Capital	Capital
	Group	Group	Group	Group
	Core Bond	Global Equity	International	U.S. Equity
	Fund	Fund	Equity Fund	Fund
Undistributed ordinary income	$39	$5,578	$29,311	$282
Undistributed long-term capital gains	—	26,584	—	14,424
Capital loss carryforward*	(2,200)	—	(16,445)	—
Capital loss carryforward utilized	—	—	63,420	—
Gross unrealized appreciation on investments	285	142,259	231,513	71,718
Gross unrealized depreciation on investments	(11,796)	(11,852)	(21,328)	(2,916)
Net unrealized (depreciation) appreciation on investments	(11,511)	130,407	210,185	68,802
Cost of investments	469,767	435,823	954,018	154,176
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	2,442	1	1,327

*	Capital loss carryforwards will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2018
			Long-Term	Total
	Tax-Exempt	Ordinary	Capital	Distributions
	Income	Income	Gains	Paid
Capital Group Core Municipal Fund	9,535	—	872	10,407
Capital Group Short-Term Municipal Fund	2,344	—	—	2,344
Capital Group California Core Municipal Fund	7,517	—	356	7,873
Capital Group California Short-Term Municipal Fund	1,479	32	55	1,566
Capital Group Core Bond Fund	—	9,145	—	9,145
Capital Group Global Equity Fund	—	7,638	20,172	27,810
Capital Group International Equity Fund	—	22,396	—	22,396
Capital Group U.S. Equity Fund	—	2,928	10,650	13,578

	Year ended October 31, 2017
			Long-Term	Total
	Tax-Exempt	Ordinary	Capital	Distributions
	Income	Income	Gains	Paid
Capital Group Core Municipal Fund	8,282	—	144	8,426
Capital Group Short-Term Municipal Fund	2,242	32	—	2,274
Capital Group California Core Municipal Fund	6,542	—	284	6,826
Capital Group California Short-Term Municipal Fund	1,292	—	52	1,344
Capital Group Core Bond Fund	—	7,046	719	7,765
Capital Group Global Equity Fund	—	7,255	—	7,255
Capital Group International Equity Fund	—	19,754	—	19,754
Capital Group U.S. Equity Fund	—	3,244	8,959	12,203

Private Client Services Funds	97

7. Fees and transactions

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through January 1, 2019, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.30%
Capital Group Short-Term Municipal Fund	0.30
Capital Group California Core Municipal Fund	0.30
Capital Group California Short-Term Municipal Fund	0.30
Capital Group Core Bond Fund	0.30
Capital Group Global Equity Fund	0.65
Capital Group International Equity Fund	0.65
Capital Group U.S. Equity Fund	0.425

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services — The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund was 0.25% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. The unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund was 0.65% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was 0.425% of the average daily net assets of the fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor.

Distribution services — American Funds Distributors,® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees — Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CGTC-managed funds (or accounts managed by certain affiliates of CGTC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of October 31, 2018 (dollars in thousands):

Fund	Purchases	Sales
Capital Group Core Municipal Fund	$3,809	$11,864
Capital Group Short-Term Municipal Fund	583	14,396
Capital Group California Core Municipal Fund	4,616	8,886
Capital Group California Short-Term Municipal Fund	3,928	3,214
Capital Group Core Bond Fund	—	—
Capital Group Global Equity Fund	3,277	13,208
Capital Group International Equity Fund	13,032	28,865
Capital Group U.S. Equity Fund	1,925	1,786

98	Private Client Services Funds

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CGTC-managed funds (or funds managed by certain affiliates of CGTC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during during the year ended October 31, 2018.

Private Client Services Funds	99

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2018

Capital Group Core Municipal Fund	$97,527	9,471	$7,627	744	$(62,083)	(6,053)	$43,071	4,162
Capital Group Short-Term Municipal Fund	71,336	7,134	1,767	177	(82,952)	(8,297)	(9,849)	(986)
Capital Group California Core Municipal Fund	125,385	12,006	5,305	508	(57,673)	(5,514)	73,017	7,000
Capital Group California Short-Term Municipal Fund	42,212	4,174	978	97	(32,493)	(3,210)	10,697	1,061
Capital Group Core Bond Fund	77,015	7,723	6,963	701	(40,424)	(4,077)	43,554	4,347
Capital Group Global Equity Fund	67,752	4,301	22,616	1,474	(68,145)	(4,340)	22,223	1,435
Capital Group International Equity Fund	1,657,055	119,264	22,056	1,605	(1,984,144)	(145,012)	(305,033)	(24,143)
Capital Group U.S. Equity Fund	18,287	799	12,222	542	(41,779)	(1,807)	(11,270)	(466)

Year ended October 31, 2017

Capital Group Core Municipal Fund	$101,192	9,764	$5,846	565	$(67,034)	(6,488)	$40,004	3,841
Capital Group Short-Term Municipal Fund	79,828	7,946	1,681	167	(109,740)	(10,927)	(28,231)	(2,814)
Capital Group California Core Municipal Fund	91,608	8,697	4,558	434	(40,534)	(3,869)	55,632	5,262
Capital Group California Short-Term Municipal Fund	46,705	4,587	872	86	(45,366)	(4,457)	2,211	216
Capital Group Core Bond Fund	101,119	9,984	5,963	589	(37,097)	(3,654)	69,985	6,919
Capital Group Global Equity Fund	53,952	3,836	5,365	425	(80,505)	(5,764)	(21,188)	(1,503)
Capital Group International Equity Fund	293,846	25,080	2,587	241	(357,217)	(31,060)	(60,784)	(5,739)
Capital Group U.S. Equity Fund	12,512	604	10,740	532	(31,287)	(1,466)	(8,035)	(330)

100	Private Client Services Funds

9. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended October 31, 2018 (dollars in thousands):

			Capital Group	Capital Group
	Capital Group	Capital Group	California	California
	Core Municipal	Short-Term	Core Municipal	Short-Term
	Fund	Municipal Fund	Fund	Municipal Fund
Purchases of investment securities*	$288,717	$90,493	$283,981	$71,045
Sales of investment securities*	232,963	87,977	247,066	70,313

		Capital Group	Capital Group
	Capital Group	Global Equity	International	Capital Group
	Core Bond Fund	Fund	Equity Fund	U.S. Equity Fund
Purchases of investment securities*	$229,549	$154,463	$312,407	$48,999
Sales of investment securities*	166,066	196,163	809,649	74,609

*	Excludes short-term securities and U.S. government obligations, if any.

10. Advisory platform concentration

Most of the shares of Capital Group International Equity fund are held through a single advisory platform (more than 86% of the fund as of October 31, 2018). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Private Client Services Funds	101

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[2]	Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
10/31/2018	$10.41	$.21	$(.26)	$(.05)	$(.19)	$(.02)	$(.21)	$10.15	(.32)%	$474	.27%	.27%	2.04%
10/31/2017	10.48	.21	(.07)	.14	(.21)	— [3]	(.21)	10.41	1.39	442	.35	.34	2.02
10/31/2016	10.49	.21	— [3]	.21	(.21)	(.01)	(.22)	10.48	1.97	405	.41	.40	1.97
10/31/2015	10.56	.21	(.07)	.14	(.21)	—	(.21)	10.49	1.31	379	.42	.40	1.97
10/31/2014	10.44	.21	.12	.33	(.21)	—	(.21)	10.56	3.18	341	.41	.40	2.00
Capital Group Short-Term Municipal Fund
10/31/2018	$10.09	$.17	$(.18)	$(.01)	$(.15)	$—	$(.15)	$9.93	.05%	$138	.32%	.30%	1.67%
10/31/2017	10.11	.14	(.02)	.12	(.14)	— [3]	(.14)	10.09	1.26	150	.41	.35	1.42
10/31/2016	10.12	.12	(.01)	.11	(.12)	— [3]	(.12)	10.11	1.06	179	.45	.40	1.14
10/31/2015	10.19	.12	(.07)	.05	(.12)	— [3]	(.12)	10.12	.51	142	.46	.40	1.15
10/31/2014	10.21	.13	(.01)	.12	(.13)	(.01)	(.14)	10.19	1.20	155	.45	.40	1.24
Capital Group California Core Municipal Fund
10/31/2018	$10.57	$.19	$(.23)	$(.04)	$(.18)	$(.01)	$(.19)	$10.34	(.27)%	$452	.27%	.27%	1.85%
10/31/2017	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388	.35	.34	1.88
10/31/2016	10.59	.21	.09	.30	(.20)	—	(.20)	10.69	2.86	336	.41	.40	1.89
10/31/2015	10.62	.21	(.03)	.18	(.21)	—	(.21)	10.59	1.68	305	.42	.40	1.95
10/31/2014	10.40	.20	.22	.42	(.20)	—	(.20)	10.62	4.08	280	.41	.40	1.92
Capital Group California Short-Term Municipal Fund
10/31/2018	$10.21	$.13	$(.15)	$(.02)	$(.12)	$(.01)	$(.13)	$10.06	(.07)%	$129	.31%	.30%	1.28%
10/31/2017	10.23	.11	(.02)	.09	(.11)	— [3]	(.11)	10.21	.97	120	.42	.35	1.11
10/31/2016	10.28	.10	(.04)	.06	(.10)	(.01)	(.11)	10.23	.63	118	.46	.40	1.00
10/31/2015	10.31	.10	(.03)	.07	(.10)	— [3]	(.10)	10.28	.74	112	.46	.40	.98
10/31/2014	10.27	.09	.04	.13	(.09)	— [3]	(.09)	10.31	1.30	138	.44	.40	.89
Capital Group Core Bond Fund
10/31/2018	$10.14	$.21	$(.34)	$(.13)	$(.19)	$—	$(.19)	$9.82	(1.14)%	$446	.28%	.28%	2.08%
10/31/2017	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416	.35	.34	1.58
10/31/2016	10.19	.16	.15	.31	(.16)	(.03)	(.19)	10.31	3.03	352	.41	.40	1.55
10/31/2015	10.25	.16	(.04)	.12	(.16)	(.02)	(.18)	10.19	1.25	335	.42	.40	1.59
10/31/2014	10.24	.16	.04	.20	(.16)	(.03)	(.19)	10.25	1.95	310	.41	.40	1.57
Capital Group Global Equity Fund
10/31/2018	$15.62	$.22	$(.16)	$.06	$(.21)	$(.55)	$(.76)	$14.92	.25%	$567	.66%	.65%	1.38%
10/31/2017	12.65	.21	2.95	3.16	(.19)	—	(.19)	15.62	25.36	571	.73	.73 [4]	1.52
10/31/2016	13.13	.20	(.08)	.12	(.18)	(.42)	(.60)	12.65	1.04	482	.86	.85	1.64
10/31/2015	13.27	.18	(.03)	.15	(.14)	(.15)	(.29)	13.13	1.10	498	.86	.85	1.34
10/31/2014	12.43	.14	.80	.94	(.10)	—	(.10)	13.27	7.60	510	.85	.85 [4]	1.09
Capital Group International Equity Fund
10/31/2018	$13.67	$.24	$(1.05)	$(.81)	$(.19)	$—	$(.19)	$12.67	(6.09)%	$1,162	.65%	.65%[4]	1.71%
10/31/2017	11.23	.20	2.42	2.62	(.18)	—	(.18)	13.67	23.73	1,584	.73	.73 [4]	1.64
10/31/2016	11.50	.16	(.30)	(.14)	(.13)	—	(.13)	11.23	(1.20)	1,366	.85	.85 [4]	1.44
10/31/2015	11.56	.13	(.05)	.08	(.14)	—	(.14)	11.50	.69	1,333	.85	.85 [4]	1.11
10/31/2014	11.72	.16	(.23)	(.07)	(.09)	—	(.09)	11.56	(.62)	1,652	.85	.85 [4]	1.35
Capital Group U.S. Equity Fund
10/31/2018	$22.95	$.34	$.85	$1.19	$(.29)	$(1.07)	$(1.36)	$22.78	5.30%	$223	.44%	.43%	1.45%
10/31/2017	19.78	.32	4.02	4.34	(.31)	(.86)	(1.17)	22.95	22.76	236	.53	.52	1.52
10/31/2016	19.88	.33	.55	.88	(.30)	(.68)	(.98)	19.78	4.58	210	.66	.65	1.68
10/31/2015	20.11	.26	.46	.72	(.24)	(.71)	(.95)	19.88	3.75	198	.67	.65	1.31
10/31/2014	18.33	.25	2.05	2.30	(.24)	(.28)	(.52)	20.11	12.78	192	.66	.65	1.30

102	Private Client Services Funds

Portfolio turnover rate for all share classes	Year ended October 31
excluding mortgage dollar roll transactions[5]	2018	2017	2016	2015	2014
Capital Group Core Bond Fund	41%	52%	58%	87%	Not available

Portfolio turnover rate for all share classes,	Year ended October 31
including mortgage dollar roll transactions	2018	2017	2016	2015	2014
Capital Group Core Municipal Fund	55%	47%	18%	16%	9%
Capital Group Short-Term Municipal Fund	70	42	24	27	20
Capital Group California Core Municipal Fund	69	27	11	13	18
Capital Group California Short-Term Municipal Fund	65	36	19	23	19
Capital Group Core Bond Fund	110	95	86	126	137
Capital Group Global Equity Fund	28	20	36	39	29
Capital Group International Equity Fund	22	17	21	34	33
Capital Group U.S. Equity Fund	22	19	31	29	27

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements by Capital Guardian Trust Company.
[3]	Amount less than $.01.
[4]	Reimbursement was less than 0.005%.
[5]	Refer to Note 5 for further information on mortgage dollar rolls.

See notes to financial statements

Private Client Services Funds	103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short- Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short- Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund (eight of the funds constituting Capital Group Private Client Services Funds, hereafter collectively referred to as the “Funds”), as of October 31, 2018, and the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the year ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2017 and the financial highlights for each of the five years in the period then ended (not presented herein, other than the statement of changes in net assets for the year ended October 31, 2017 and the financial highlights for each of the four years in the period ended October 31, 2017), were audited by other auditors whose report dated December 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
December 17, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

104	Private Client Services Funds

Expense example	unaudited

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2018, through October 31, 2018).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Private Client Services Funds	105

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
Actual return	$1,000.00	$1,005.40	$1.42	.28%
Assumed 5% return	1,000.00	1,023.79	1.43	.28
Capital Group Short-Term Municipal Fund
Actual return	$1,000.00	$1,006.34	$1.57	.31%
Assumed 5% return	1,000.00	1,023.64	1.58	.31
Capital Group California Core Municipal Fund
Actual return	$1,000.00	$1,006.37	$1.42	.28%
Assumed 5% return	1,000.00	1,023.79	1.43	.28
Capital Group California Short-Term Municipal Fund
Actual return	$1,000.00	$1,006.31	$1.67	.33%
Assumed 5% return	1,000.00	1,023.54	1.68	.33
Capital Group Core Bond Fund
Actual return	$1,000.00	$1,004.35	$1.47	.29%
Assumed 5% return	1,000.00	1,023.74	1.48	.29
Capital Group Global Equity Fund
Actual return	$1,000.00	$973.89	$3.23	.65%
Assumed 5% return	1,000.00	1,021.93	3.31	.65
Capital Group International Equity Fund
Actual return	$1,000.00	$918.72	$3.14	.65%
Assumed 5% return	1,000.00	1,021.93	3.31	.65
Capital Group U.S. Equity Fund
Actual return	$1,000.00	$1,028.31	$2.20	.43%
Assumed 5% return	1,000.00	1,023.04	2.19	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

106	Private Client Services Funds

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended October 31, 2018:

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Long-term capital gains	$868,000	—	$407,000	$54,000
Exempt interest dividends	100%	100%	100%	100%

	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Long-term capital gains	—	$22,613,000	—	$11,978,000
Foreign taxes (per share)	—	$0.020	$0.030	—
Foreign source income (per share)	—	$0.20	$0.43	—
Qualified dividend income	—	100%	100%	100%
Corporate dividends received deduction	—	$4,849,000	—	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

Private Client Services Funds	107

Approval of Investment Advisory and Service Agreement

Capital Group Private Client Services Funds’ board approved an amendment of the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Guardian Trust Company (“CGTC”) on August 27, 2018, with respect to Capital Group Global Equity Fund and Capital International Equity Fund (each a “fund”). Under the current agreement, Capital Group Global Equity Fund and Capital Group International Equity Fund have been subject to a single, all inclusive “unified” management fee, which covers, with some exceptions, all services necessary for the management and operation of the funds. Under the agreement as amended, management fees and other fund expenses will be charged separately.

The board approved the amended agreement, subject to shareholder approval. Shareholders approved the amendment at a meeting held November 28, 2018. The board took into account the same information it considered when it approved the current agreement on June 4, 2018, as described in the funds’ semi-annual report to shareholders for the period ended April 30, 2018. The board noted that the materials provided to it remain reflective of the adviser’s services, there had been no reduction in any services provided to Capital Group Private Client Services Funds since June, 2018, and no reduction in services is contemplated by the amended agreement.

In addition, the board reviewed current information comparing the proposed advisory fees and total expense levels (each as a percentage of average net assets) of Capital Group Global Equity Fund and Capital Group International Equity Fund to those of other comparable funds. The board observed that the proposed advisory fees and expenses of the Capital Group Global Equity Fund and Capital Group International Equity Fund were below those of most of the comparable funds in their respective Lipper categories. The board also considered the adviser’s proposal to cap fund expenses of the Capital Group Global Equity Fund and Capital Group International Equity Fund at their current levels for a five-year period. The board also considered current investment results of Capital Group Global Equity Fund and Capital Group International Equity Fund, updated information on brokerage research costs, and updated information on the profitability of CGTC and its affiliates.

In considering the modified fee structure, the board considered the potential for the modified fee to facilitate expanded distribution of the funds, which can, in turn, reduce fees through economies of scale. The board also weighed the benefits of the unified fee structure described above as compared to the modified fee structure. While the board took into account that, among other benefits, the unified fee structure of the Capital Group Global Equity Fund and Capital Group International Equity Fund shifts to CGTC the risk of future increases in the Funds’ operating costs, and allows shareholders to more easily compare the total expenses of the Funds with the total expenses of other mutual funds, the board concluded that the modified fee structure would benefit shareholders by positioning the Capital Group Global Equity Fund and Capital Group International Equity Fund for growth opportunities, which would, in turn, help reduce fund expenses.

Please refer to the funds’ semi-annual report to shareholders for the period ended April 30, 2018, for additional discussion regarding the basis for approval of the Capital Group Private Client Services Funds’ Investment Advisory and Service Agreement.

Approval of Capital Research and Management Company as investment adviser

The board also approved changing the investment adviser of the Capital Group Private Client Services Funds to Capital Research and Management Company (“CRMC”). Accordingly, we anticipate that CGTC’s responsibilities as investment adviser will transition to CRMC. CRMC is an affiliate of CGTC, and the individuals managing the fund will not change. Importantly, when the change in adviser is effected, there will be no changes to the investment objectives or strategies of any fund. While we anticipate the change will take place in the second or third quarter of 2019, the investment adviser reserves the right to delay implementation until operationally ready.

108	Private Client Services Funds

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios overseen by trustee[3]	Other directorships held by trustee[4]
Joseph C. Berenato, 1946 Trustee	2015	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	16	None
Vanessa C. L. Chang, 1952 Chairman of the Board (Independent and Non-Executive)	2015	Former Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.
James G. Ellis, 1947 Trustee	2019	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	91	Mercury General Corporation; Former director of Quiksilver, Inc.
Jennifer Feikin, 1968 Trustee	2019	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of California; Former Director, First Descents	10
Pablo R. González Guajardo, 1967 Trustee	2019	CEO, Kimberly-Clark de México, S.A.B. de C.V.	17	América Móvil, S.A.B. de C.V.; Grupo Lala, S.A.B. de C.V.; Grupo Sanborns, S.A.B. de C.V.; Kimberly-Clark de México, S.A.B. de C.V.
Leslie Stone Heisz, 1961 Trustee	2019	Former Managing Director, Lazard (retired, 2010); Director, Edwards Lifesciences; Trustee, Public Storage; Director, Kaiser Permanente (California public benefit corporation); Lecturer, UCLA Anderson School of Management	10	Former director, Ingram Micro (technology director); Former director, Towers Watson (actuary/benefits consultancy); Former director, HCC Insurance (P&C insurer)
William D. Jones, 1955 Trustee	2019	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provides commercial asset management services)	18	Sempra Energy

Richard G. Capen, Jr., H. Frederick Christie and Richard G. Newman, founding trustees of the fund, have retired from the board. The trustees thank Ambassador Capen, Mr. Christie and Mr. Newman for their dedication and service to the fund and its shareholders.

Interested trustee5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios overseen by trustee[3]	Other directorships held by trustee[4]
John S. Armour, 1957 President and Trustee	2013	President — Private Client Services Division, Capital Bank and Trust Company[6]	10	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling your relationship manager at (800) 421-4225, ext. 90. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 110 for footnotes.

Private Client Services Funds	109

Other officers7

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Aaron Applebaum, 1979 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company[6]
Mark A. Marinella, 1958 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company[6]
John R. Queen, 1965 Senior Vice President	2018	Senior Vice President — Private Client Services Division, Capital Bank and Trust Company;[6] Partner — Capital Fixed Income Investors, Capital Research and Management Company[6]
William L. Robbins, 1968 Senior Vice President	2018	Partner — Capital International Investors, Capital Research and Management Company[6]
Timothy W. McHale, 1978 Vice President	2011	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company;[6] Secretary, American Funds Distributors, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2011	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company;[6] Secretary, Capital Guardian Trust Company
Gregory F. Niland, 1971 Treasurer	2014	Vice President — Investment Operations, Capital Research and Management Company[6]
Susan K. Countess, 1966 Assistant Secretary	2012	Associate — Fund Business Management Group, Capital Research and Management Company[6]
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company[6]

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Guardian Trust Company or its affiliates.
[4]	This includes all directorships (other than the fund or other funds managed by Capital Guardian Trust Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.
[5]	The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the Investment Company Act of 1940, on the basis of his or her affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).
[6]	Company affiliated with Capital Guardian Trust Company.
[7]	All of the officers listed are officers of one or more of the other funds for which Capital Guardian Trust Company or an affiliate serves as investment adviser.

110	Private Client Services Funds

Board of trustees and other officers (continued)

Results of special meeting of shareholders

held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

326,651,103

Total shares voting on November 28, 2018

321,707,293 (98.5% of shares outstanding)

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Proposal 1: To elect board members:
John S. Armour	321,702,118	100.0%	5,175	0.0%
Joseph C. Berenato	321,702,118	100.0	5,175	0.0
Vanessa C. L. Chang	321,702,118	100.0	5,175	0.0
James G. Ellis	321,702,118	100.0	5,175	0.0
Jennifer Feikin	321,702,118	100.0	5,175	0.0
Pablo R. González Guajardo	637,230	0.2	321,070,063	99.8
Leslie Stone Heisz	321,702,118	100.0	5,175	0.0
William D. Jones	321,702,118	100.0	5,175	0.0

Proposal 2: To amend the investment advisory and service agreement between Capital Group Private Client Services Funds and Capital Guardian Trust Company for Capital Group Global Equity Fund and Capital Group International Equity Fund:

Shares outstanding (all classes) on August 31, 2018 (record date)

37,990,326

Total shares voting on November 28, 2018

37,959,787 (99.9% of shares outstanding)

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstained	Percent of shares abstained
Capital Group Global Equity Fund	37,959,787	100.0%	0	0.0%	0	0.0%

Shares outstanding (all classes) on August 31, 2018 (record date)

118,640,611

Total shares voting on November 28, 2018

115,050,619 (97.0% of shares outstanding)

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstained	Percent of shares abstained
Capital Group International Equity Fund	114,808,247	99.8%	19,893	0.0%	30,927	0.2%

Private Client Services Funds	111

Office of the fund and of the investment adviser

Capital Guardian Trust Company
6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus, which can be obtained from Capital Guardian Trust Company by calling (800) 266-9532 and should be read carefully before investing. Fund shares offered through American Fund Distributors, Inc.

Capital Group Private Client Services Fund files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group Private Client Services Fund — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532. The fund files its proxy voting record with the SEC for the 12 months endedJune 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright© 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:

2017	N/A
2018	$242,000

b) Audit-Related Fees:
2017	N/A
2018	$10,000

c) Tax Fees:
2017	N/A
2018	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	N/A
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	N/A
2018	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were N/A for fiscal year 2017 and $0 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Capital Group Private Client Services Funds’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital Group Private Client Services Funds’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2018